                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act File Number 811-4647

                   RIVERSOURCE SPECIAL TAX-EXEMPT SERIES TRUST
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 8/31

Date of reporting period: 2/28

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE CALIFORNIA TAX-EXEMPT FUND
RIVERSOURCE MINNESOTA TAX-EXEMPT FUND
RIVERSOURCE NEW YORK TAX-EXEMPT FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
FEBRUARY 28, 2009


EACH FUND SEEKS TO PROVIDE SHAREHOLDERS WITH A HIGH
LEVEL OF INCOME GENERALLY EXEMPT FROM FEDERAL INCOME
TAX AS WELL AS FROM THE RESPECTIVE STATE AND LOCAL
INCOME TAX.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance........................    2

  RiverSource California Tax-Exempt Fund.....    2

  RiverSource Minnesota Tax-Exempt Fund......    7

  RiverSource New York Tax-Exempt Fund.......   12

Fund Expenses Examples.......................   17

Portfolio of Investments.....................   21

  RiverSource California Tax-Exempt Fund.....   21

  RiverSource Minnesota Tax-Exempt Fund......   30

  RiverSource New York Tax-Exempt Fund.......   41

Statements of Assets and Liabilities.........   49

Statements of Operations.....................   51

Statements of Changes in Net Assets..........   52

Financial Highlights.........................   55

Notes to Financial Statements................   64

Proxy Voting.................................   80





--------------------------------------------------------------------------------
                 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource California Tax-Exempt Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource California Tax-Exempt Fund (the Fund) Class A shares declined
  2.92% (excluding sales charge) for the six months ended Feb. 28, 2009. The Fund underperformed the Barclays Capital California 2 Plus Year Municipal Bond Index (formerly known as the Lehman Brothers California 2 Plus Year Municipal Bond Index), which fell 1.57% for the same period. The Fund outperformed the Lipper California Municipal Debt Funds Index, representing the Fund's peer group, which declined 5.27% for the same period.

> A broad barometer applicable to each of the Funds, the Barclays Capital
  Municipal Bond Index (formerly known as the Lehman Brothers Municipal Bond Index), was up 0.05% for the same period.

ANNUALIZED TOTAL RETURNS (for period ended Feb. 28, 2009)
--------------------------------------------------------------------------------


                              6 months*  1 year  3 years  5 years  10 years
---------------------------------------------------------------------------
RiverSource California
  Tax-Exempt Fund Class A
  (excluding sales charge)      -2.92%   +1.99%   +0.74%   +1.85%   +3.33%
---------------------------------------------------------------------------
Barclays Capital California
  2 Plus Year Municipal Bond
  Index (unmanaged)(1)          -1.57%   +3.85%   +2.14%   +3.01%   +4.48%
---------------------------------------------------------------------------
Barclays Capital Municipal
  Bond Index (unmanaged)(2)     +0.05%   +5.18%   +2.95%   +3.13%   +4.61%
---------------------------------------------------------------------------
Lipper California Municipal
  Debt Funds Index(3)           -5.27%   -0.64%   -0.22%   +1.35%   +3.26%
---------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The

--------------------------------------------------------------------------------
2  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource California Tax-Exempt Fund


performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Barclays Capital California 2 Plus Year Municipal Bond Index (formerly known as Lehman Brothers California 2 Plus Year Municipal Bond Index), an unmanaged index, is a market value-weighted index of California investment-grade fixed-rate municipal bonds with maturities of two years or more.
(2) The Barclays Capital Municipal Bond Index (formerly known as Lehman Brothers Municipal Bond Index), an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The Barclays Capital indices reflect reinvestment of all distributions and changes in market prices.
(3) The Lipper California Municipal Debt Funds Index includes the 30 largest municipal debt funds in California tracked by Lipper Inc. The Lipper index's returns include net reinvested dividends.


--------------------------------------------------------------------------------
                 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

RiverSource California Tax-Exempt Fund

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT FEB. 28, 2009
                                                                             SINCE
Without sales charge       6 MONTHS*  1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION**
Class A (inception
  8/18/86)                   -2.92%   +1.99%   +0.74%   +1.85%   +3.33%        N/A
-------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                   -3.28%   +1.22%   +0.05%   +1.09%   +2.55%        N/A
-------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                   -3.27%   +1.22%   +0.06%   +1.09%     N/A       +3.10%
-------------------------------------------------------------------------------------

With sales charge
Class A (inception
  8/18/86)                   -7.45%   -2.91%   -0.89%   +0.85%   +2.80%        N/A
-------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                   -8.03%   -3.67%   -1.16%   +0.75%   +2.55%        N/A
-------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                   -4.22%   +0.24%   +0.06%   +1.09%     N/A       +3.10%
-------------------------------------------------------------------------------------



AT MARCH 31, 2009
                                                                            SINCE
Without sales charge      6 MONTHS*  1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION**
Class A (inception
  8/18/86)                  +1.66%   -1.96%   +0.66%   +1.75%   +3.23%        N/A
------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                  +1.50%   -2.50%   -0.03%   +0.99%   +2.46%        N/A
------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                  +1.50%   -2.48%   -0.02%   +0.99%     N/A       +2.96
------------------------------------------------------------------------------------

With sales charge
Class A (inception
  8/18/86)                  -3.16%   -6.54%   -0.99%   +0.78%   +2.70%        N/A
------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                  -3.48%   -7.20%   -1.24%   +0.65%   +2.46%        N/A
------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                  +0.50%   -3.42%   -0.02%   +0.99%     N/A       +2.96
------------------------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase.

 *Not annualized.
**For classes with less than 10 years performance.


--------------------------------------------------------------------------------
4  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource California Tax-Exempt Fund

STYLE MATRIX
--------------------------------------------------------------------------------



        DURATION
SHORT    INT.     LONG
                    X     HIGH
                          MEDIUM   QUALITY
                          LOW



Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO STATISTICS
--------------------------------------------------------------------------------

Weighted average life(1)    17.3 years
--------------------------------------
Effective duration(2)        9.2 years
--------------------------------------
Weighted average bond
  rating(3)                        AA-
--------------------------------------




ANNUAL OPERATING EXPENSE RATIO
(as of the current prospectus)
--------------------------------------------------------------------------------

                  Total fund    Net fund
                   expenses   expenses(a)
-----------------------------------------
Class A              0.87%       0.80%
-----------------------------------------
Class B              1.62%       1.55%
-----------------------------------------
Class C              1.62%       1.55%
-----------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding 0.01% of interest and fee expenses related to the Fund's participation in certain inverse floater programs) will not exceed 0.79% for Class A, 1.54% for Class B and 1.54% for Class C. See the Notes to Financial Statements for more information regarding inverse floater program transactions.

(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Funds prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distributions.


--------------------------------------------------------------------------------
                 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

RiverSource California Tax-Exempt Fund

QUALITY BREAKDOWN (at Feb. 28, 2009; % of bond portfolio assets)
--------------------------------------------------------------------------------

AAA bonds                                             14.5%
-----------------------------------------------------------
AA bonds                                              41.3%
-----------------------------------------------------------
A bonds                                               35.5%
-----------------------------------------------------------
BBB bonds                                              6.2%
-----------------------------------------------------------
Non-investment grade bonds                             2.5%
-----------------------------------------------------------


Bond ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating. Ratings for 5.3% of the bond portfolio assets were determined through internal analysis.


--------------------------------------------------------------------------------
6  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource Minnesota Tax-Exempt Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Minnesota Tax-Exempt Fund (the Fund) Class A shares declined 0.73%
  (excluding sales charge) for the six months ended Feb. 28, 2009. The Fund underperformed the Barclays Capital Minnesota 3 Plus Year Enhanced Municipal Bond Index (formerly known as the Lehman Brothers Minnesota 3 Plus Year Enhanced Municipal Bond Index), which rose 2.56% for the same period, but outperformed the Lipper Minnesota Municipal Debt Funds Index, representing the Fund's peer group, which fell 1.36%, for the same period.

> A broad barometer applicable to each of the Funds, the Barclays Capital
  Municipal Bond Index (formerly known as the Lehman Brothers Municipal Bond Index), was up 0.05% for the same period.

ANNUALIZED TOTAL RETURNS (for period ended Feb. 28, 2009)
--------------------------------------------------------------------------------


                              6 months*  1 year  3 years  5 years  10 years
---------------------------------------------------------------------------
RiverSource Minnesota Tax-
  Exempt Fund Class A
  (excluding
  sales charge)                 -0.73%   +4.38%   +1.88%   +2.16%   +3.52%
---------------------------------------------------------------------------
Barclays Capital Minnesota 3
  Plus Year Enhanced
  Municipal Bond Index
  (unmanaged)(1)                +2.56%   +7.98%   +4.10%   +3.81%   +4.96%
---------------------------------------------------------------------------
Barclays Capital Municipal
  Bond Index (unmanaged)(2)     +0.05%   +5.18%   +2.95%   +3.13%   +4.61%
---------------------------------------------------------------------------
Lipper Minnesota Municipal
  Debt Funds Index(3)           -1.36%   +2.93%   +1.69%   +2.24%   +3.67%
---------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.


--------------------------------------------------------------------------------
                 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT  7

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

RiverSource Minnesota Tax-Exempt Fund

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Barclays Capital Minnesota 3 Plus Year Enhanced Municipal Bond Index (formerly known as Lehman Brothers Minnesota 3 Plus Year Enhanced Municipal Bond Index), an unmanaged index, is a market value-weighted index of Minnesota investment-grade fixed-rate municipal bonds with maturities of three years or more.
(2) The Barclays Capital Municipal Bond Index (formerly known as Lehman Brothers Municipal Bond Index), an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The Barclays Capital indices reflect reinvestment of all distributions and changes in market prices.
(3) The Lipper Minnesota Municipal Debt Funds Index includes the 10 largest municipal debt funds in Minnesota tracked by Lipper Inc. The Lipper index's returns include net reinvested dividends.


--------------------------------------------------------------------------------
8  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource Minnesota Tax-Exempt Fund

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT FEB. 28, 2009
                                                                            SINCE
Without sales charge      6 MONTHS*  1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION**
Class A (inception
  8/18/08)                  -0.73%   +4.38%   +1.88%   +2.16%   +3.52%        N/A
------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                  -1.29%   +3.60%   +1.11%   +1.40%   +2.75%        N/A
------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                  -1.29%   +3.60%   +1.11%   +1.39%     N/A       +3.40%
------------------------------------------------------------------------------------

With sales charge
Class A (inception
  8/18/08)                  -5.36%   -0.63%   +0.26%   +1.17%   +3.00%        N/A
------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                  -6.14%   -1.40%   -0.13%   +1.05%   +2.75%        N/A
------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                  -2.26%   +2.60%   +1.11%   +1.39%     N/A       +3.40%
------------------------------------------------------------------------------------



AT MARCH 31, 2009
                                                                            SINCE
Without sales charge      6 MONTHS*  1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION**
Class A (inception
  8/18/08)                  +4.40%   +1.56%   +2.30%   +2.33%   +3.55%        N/A
------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                  +4.22%   +1.00%   +1.60%   +1.60%   +2.80%        N/A
------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                  +4.01%   +0.80%   +1.53%   +1.56%     N/A       +3.40%
------------------------------------------------------------------------------------

With sales charge
Class A (inception
  8/18/08)                  -0.51%   -3.19%   +0.66%   +1.33%   +3.02%        N/A
------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                  -0.78%   -3.87%   +0.35%   +1.25%   +2.80%        N/A
------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                  +3.01%   -0.17%   +1.53%   +1.56%     N/A       +3.40%
------------------------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase.

 *Not annualized.
**For classes with less than 10 years performance.


--------------------------------------------------------------------------------
                 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT  9

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

RiverSource Minnesota Tax-Exempt Fund

STYLE MATRIX
--------------------------------------------------------------------------------



        DURATION
SHORT    INT.     LONG
                    X     HIGH
                          MEDIUM   QUALITY
                          LOW



Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO STATISTICS
--------------------------------------------------------------------------------

Weighted average life(1)    13.7 years
--------------------------------------
Effective duration(2)        7.5 years
--------------------------------------
Weighted average bond
  rating(3)                         AA
--------------------------------------




ANNUAL OPERATING EXPENSE RATIO
(as of the current prospectus)
--------------------------------------------------------------------------------

                  Total fund    Net fund
                   expenses   expenses(a)
-----------------------------------------
Class A              0.99%       0.95%
-----------------------------------------
Class B              1.75%       1.70%
-----------------------------------------
Class C              1.75%       1.70%
-----------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding 0.16% of interest and fee expenses related to the Fund's participation in certain inverse floater programs) will not exceed 0.79% for Class A, 1.54% for Class B and 1.54% for Class C. See the Notes to Financial Statements for more information regarding inverse floater program transactions.

(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Funds prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distributions.


--------------------------------------------------------------------------------
10  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource Minnesota Tax-Exempt Fund

QUALITY BREAKDOWN (at Feb. 28, 2009; % of bond portfolio assets)
--------------------------------------------------------------------------------

AAA bonds                                             28.7%
-----------------------------------------------------------
AA bonds                                              34.4%
-----------------------------------------------------------
A bonds                                               24.8%
-----------------------------------------------------------
BBB bonds                                              7.4%
-----------------------------------------------------------
Non-investment grade bonds                             4.0%
-----------------------------------------------------------
Non-rated bonds                                        0.7%
-----------------------------------------------------------


Bond ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating. Ratings for 6.9% of the bond portfolio assets were determined through internal analysis.


--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT  11

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource New York Tax-Exempt Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource New York Tax-Exempt Fund (the Fund) Class A shares declined 2.23%
  (excluding sales charge) for the six months ended Feb. 28, 2009. The Fund underperformed the Barclays Capital New York 4 Plus Year Municipal Bond Index (formerly known as Lehman Brothers New York 4 Plus Year Municipal Bond Index), which fell 0.33% for the same period. However, the Fund outperformed the Lipper New York Municipal Debt Funds Index, representing the Fund's peer group, which fell 3.77% for the same period.

> A broad barometer applicable to each of the Funds, the Barclays Capital
  Municipal Bond Index (formerly known as the Lehman Brothers Municipal Bond Index), was up 0.05% for the same period.

ANNUALIZED TOTAL RETURNS (for period ended Feb. 28, 2009)
--------------------------------------------------------------------------------



                              6 months*  1 year  3 years  5 years  10 years
---------------------------------------------------------------------------
RiverSource New York Tax-
  Exempt Fund Class A
  (excluding
  sales charge)                 -2.23%   +2.73%   +1.19%   +1.73%   +3.33%
---------------------------------------------------------------------------
Barclays Capital New York 4
  Plus Year Municipal Bond
  Index (unmanaged)(1)          -0.33%   +5.61%   +2.93%   +3.24%   +4.81%
---------------------------------------------------------------------------
Barclays Capital Municipal
  Bond Index (unmanaged)(2)     +0.05%   +5.18%   +2.95%   +3.13%   +4.61%
---------------------------------------------------------------------------
Lipper New York Municipal
  Debt Funds Index(3)           -3.77%   +0.77%   +0.68%   +1.62%   +3.37%
---------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.


--------------------------------------------------------------------------------
12  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource New York Tax-Exempt Fund

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Barclays Capital New York 4 Plus Year Municipal Bond Index (formerly known as Lehman Brothers New York 4 Plus Year Municipal Bond Index), an unmanaged index, is a market value-weighted index of New York investment-grade fixed-rate municipal bonds with maturities of four years or more.
(2) The Barclays Capital Municipal Bond Index (formerly known as Lehman Brothers Municipal Bond Index), an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The Barclays Capital indices reflect reinvestment of all distributions and changes in market prices.
(3) The Lipper New York Municipal Debt Funds Index includes the 30 largest municipal debt funds in New York tracked by Lipper Inc. The Lipper index's returns include net reinvested dividends.


--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT  13

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

RiverSource New York Tax-Exempt Fund

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT FEB. 28, 2009
                                                                            SINCE
Without sales charge      6 MONTHS*  1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION**
Class A (inception
  8/18/86)                  -2.23%   +2.73%   +1.19%   +1.73%   +3.33%        N/A
------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                  -2.59%   +1.97%   +0.43%   +0.96%   +2.55%        N/A
------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                  -2.59%   +1.97%   +0.43%   +0.97%     N/A       +3.20%
------------------------------------------------------------------------------------

With sales charge
Class A (inception
  8/18/86)                  -6.84%   -2.05%   -0.42%   +0.76%   +2.80%        N/A
------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                  -7.38%   -2.96%   -0.80%   +0.62%   +2.55%        N/A
------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                  -3.55%   +0.98%   +0.43%   +0.97%     N/A       +3.20%
------------------------------------------------------------------------------------



AT MARCH 31, 2009
                                                                            SINCE
Without sales charge      6 MONTHS*  1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION**
Class A (inception
  8/18/86)                  +3.55%   -0.42%   +1.54%   +1.86%   +3.35%        N/A
------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                  +3.17%   -1.16%   +0.78%   +1.09%   +2.57%        N/A
------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                  +3.17%   -1.16%   +0.78%   +1.09%     N/A       +3.18%
------------------------------------------------------------------------------------

With sales charge
Class A (inception
  8/18/86)                  -1.41%   -5.11%   -0.10%   +0.88%   +2.82%        N/A
------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                  -1.83%   -5.94%   -0.45%   +0.75%   +2.57%        N/A
------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                  +2.17%   -2.12%   +0.78%   +1.09%     N/A       +3.18%
------------------------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase.

 *Not annualized.
**For classes with less than 10 years performance.


--------------------------------------------------------------------------------
14  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource New York Tax-Exempt Fund

STYLE MATRIX
--------------------------------------------------------------------------------



        DURATION
SHORT    INT.     LONG
                    X     HIGH
                          MEDIUM   QUALITY
                          LOW



Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO STATISTICS
--------------------------------------------------------------------------------

Weighted average life(1)    15.8 years
--------------------------------------
Effective duration(2)        7.6 years
--------------------------------------
Weighted average bond
  rating(3)                         AA
--------------------------------------




ANNUAL OPERATING EXPENSE RATIO
(as of the current prospectus)
--------------------------------------------------------------------------------

                  Total fund    Net fund
                   expenses   expenses(a)
-----------------------------------------
Class A              1.12%       0.93%
-----------------------------------------
Class B              1.87%       1.68%
-----------------------------------------
Class C              1.87%       1.68%
-----------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding 0.14% of interest and fee expenses related to the Fund's participation in certain inverse floater programs) will not exceed 0.79% for Class A, 1.54% for Class B and 1.54% for Class C. See the Notes to Financial Statements for more information regarding inverse floater program transactions.

(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Funds prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distributions.


--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT  15

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

RiverSource New York Tax-Exempt Fund

QUALITY BREAKDOWN (at Feb. 28, 2009; % of bond portfolio assets)
--------------------------------------------------------------------------------

AAA bonds                                             29.7%
-----------------------------------------------------------
AA bonds                                              46.3%
-----------------------------------------------------------
A bonds                                               12.0%
-----------------------------------------------------------
BBB bonds                                              5.0%
-----------------------------------------------------------
Non-investment grade bonds                             7.0%
-----------------------------------------------------------


Bond ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating. Ratings for 2.4% of the bond portfolio assets were determined through internal analysis.


--------------------------------------------------------------------------------
16  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLES  --------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Feb. 28, 2009.

ACTUAL EXPENSES
The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of each table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT  17

FUND EXPENSES EXAMPLES (continued)  --------------------------------------------

RiverSource California Tax-Exempt Fund

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING      ANNUALIZED
                                SEPT. 1, 2008  FEB. 28, 2009  THE PERIOD(A)  EXPENSE RATIO(B)
---------------------------------------------------------------------------------------------
Class A
---------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $  970.80        $4.13             .84%
---------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.74        $4.23             .84%
---------------------------------------------------------------------------------------------

Class B
---------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $  967.20        $7.80            1.59%
---------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,017.00        $8.00            1.59%
---------------------------------------------------------------------------------------------

Class C
---------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $  967.30        $7.80            1.59%
---------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,017.00        $8.00            1.59%
---------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Annualized expense ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. The ratios excluding interest and fee expense were 0.79% for Class A, 1.54% for Class B and 1.54% for Class C.
(c) Based on the actual return for the six months ended Feb. 28, 2009: -2.92% for Class A, -3.28% for Class B and -3.27% for Class C.


--------------------------------------------------------------------------------
18  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource Minnesota Tax-Exempt Fund

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING      ANNUALIZED
                                SEPT. 1, 2008  FEB. 28, 2009  THE PERIOD(A)  EXPENSE RATIO(B)
---------------------------------------------------------------------------------------------
Class A
---------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $  992.70        $4.47             .90%
---------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.44        $4.53             .90%
---------------------------------------------------------------------------------------------

Class B
---------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $  987.10        $8.17            1.65%
---------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,016.70        $8.30            1.65%
---------------------------------------------------------------------------------------------

Class C
---------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $  987.10        $8.17            1.65%
---------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,016.70        $8.30            1.65%
---------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Annualized expense ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. The ratios excluding interest and fee expense were 0.79% for Class A, 1.54% for Class B and 1.54% for Class C.
(c) Based on the actual return for the six months ended Feb. 28, 2009: -0.73% for Class A, -1.29% for Class B and -1.29% for Class C.


--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT  19

FUND EXPENSES EXAMPLES (continued)  --------------------------------------------

RiverSource New York Tax-Exempt Fund

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING      ANNUALIZED
                                SEPT. 1, 2008  FEB. 28, 2009  THE PERIOD(A)  EXPENSE RATIO(B)
---------------------------------------------------------------------------------------------
Class A
---------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $  977.70        $4.09             .83%
---------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.79        $4.18             .83%
---------------------------------------------------------------------------------------------

Class B
---------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $  974.10        $7.78            1.58%
---------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,017.05        $7.95            1.58%
---------------------------------------------------------------------------------------------

Class C
---------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $  974.10        $7.78            1.58%
---------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,017.05        $7.95            1.58%
---------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Annualized expense ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. The ratios excluding interest and fee expense were 0.79% for Class A, 1.54% for Class B and 1.54% for Class C.
(c) Based on the actual return for the six months ended Feb. 28, 2009: -2.23% for Class A, -2.59% for Class B and -2.59% for Class C.


--------------------------------------------------------------------------------
20  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

RiverSource California Tax-Exempt Fund
FEB. 28, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



MUNICIPAL BONDS (92.9%)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)
ADVANCED REFUNDED (0.6%)
Los Angeles Harbor Department
 Revenue Bonds
 Series 1988 Escrowed to Maturity
 10-01-18                            7.60%             $780,000              $980,639
-------------------------------------------------------------------------------------

CERTIFICATE OF PARTICIPATION (1.0%)
County of Riverside
 Certificate of Participation
 Series 1998 (MBIA Illinois Reinsurance)
 12-01-21                            5.00             1,530,000             1,541,414
-------------------------------------------------------------------------------------

COLLEGE (12.1%)
California Educational Facilities Authority
 Revenue Bonds
 University of Southern California
 Series 2007A
 10-01-37                            4.75             2,000,000             1,921,340
California Municipal Finance Authority
 Revenue Bonds
 Biola University
 Series 2008
 10-01-28                            5.80             2,000,000             1,673,340
California Municipal Finance Authority
 Revenue Bonds
 Loma Linda University
 Series 2007
 04-01-32                            4.75             2,300,000             1,864,288
Chabot-Las Positas Community College District
 Unlimited General Obligation Bonds
 Capital Appreciation Election of 2004B
 Zero Coupon
 Series 2006 (AMBAC)
 08-01-19                            4.75             1,000,000(e)            625,960
Foothill-De Anza Community College District
 Unlimited General Obligation Bonds
 Series 2007A (AMBAC)
 08-01-27                            5.00             2,500,000             2,520,425
Los Angeles Community College District
 Unlimited General Obligation Bonds
 2001 Election
 Series 2008E-1
 08-01-28                            5.00             4,000,000             3,955,760
Merced Community College District
 Refunding Revenue Bonds
 School Facilities Financing Authority
 Series 2006 (MBIA Illinois Reinsurance)
 08-01-21                            5.00               700,000               755,104
San Bernardino Community College District
 Unlimited General Obligation Bonds
 Election 2002
 Series 2008A
 08-01-33                            6.25             1,000,000             1,089,090
San Diego Community College District
 Unlimited General Obligation Bonds
 Election 2006
 Series 2007 (FSA)
 08-01-30                            5.00             2,500,000             2,473,975
San Mateo County Community College District
 Unlimited General Obligation Bonds
 Election of 2001
 Series 2002A (MBIA Illinois Reinsurance/FGIC)
 09-01-18                            5.38             1,000,000             1,076,510
University of California Regents Medical Center
 Revenue Bonds
 Series 2008D
 05-15-27                            5.00             1,500,000             1,480,470
                                                                      ---------------
Total                                                                      19,436,262
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT  21

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource California Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)

COUNTY (0.5%)
California Statewide Communities Development Authority
 Revenue Bonds
 Thomas Jefferson School of Law
 Series 2008A
 10-01-38                            7.25%           $1,000,000              $738,000
-------------------------------------------------------------------------------------

ELECTRIC (2.8%)
California State Department of Water Resources
 Revenue Bonds
 Power Supply
 Series 2008H
 05-01-22                            5.00             2,000,000             2,078,040
Walnut Energy Center Authority
 Revenue Bonds
 Series 2004A (AMBAC)
 01-01-29                            5.00             2,500,000             2,417,375
                                                                      ---------------
Total                                                                       4,495,415
-------------------------------------------------------------------------------------

HEALTH CARE -- HOSPITAL (16.5%)
Abag Finance Authority for Nonprofit Corporations
 Refunding Revenue Bonds
 Children's Hospital & Research Center
 Series 2007A
 12-01-37                            5.00             1,000,000               765,690
Abag Finance Authority for Nonprofit Corporations
 Revenue Bonds
 San Diego Hospital Association
 Series 2001A
 08-15-20                            6.13             2,500,000             2,384,225
California Health Facilities Financing Authority
 Refunding Revenue Bonds
 Cedars-Sinai Medical Center
 Series 2005
 11-15-18                            5.00             1,500,000             1,518,660
 11-15-34                            5.00             1,525,000             1,263,935
California Health Facilities Financing Authority
 Revenue Bonds
 Catholic Healthcare West
 Series 2004G
 07-01-23                            5.25             3,500,000             3,284,786
California Health Facilities Financing Authority
 Revenue Bonds
 Providence Health & Services
 Series 2008C
 10-01-28                            6.25               500,000               521,575
 10-01-38                            6.50             1,500,000             1,570,710
California Health Facilities Financing Authority
 Revenue Bonds
 Scripps Health
 Series 2008A
 10-01-22                            5.00             3,250,000             2,933,840
California Health Facilities Financing Authority
 Revenue Bonds
 Sutter Health
 Series 2008A
 08-15-30                            5.00             2,500,000             2,264,700
California Statewide Communities Development Authority
 Revenue Bonds
 Catholic Healthcare West
 Series 2008B
 07-01-30                            5.50             1,975,000             1,821,167
California Statewide Communities Development Authority
 Revenue Bonds
 Daughters of Charity Health
 Series 2005A
 07-01-30                            5.25             3,015,000             1,996,111
California Statewide Communities Development Authority
 Revenue Bonds
 Kaiser Permanente
 Series 2006B
 03-01-45                            5.25             1,000,000               821,000
Sierra View Local Health Care District
 Revenue Bonds
 Series 2007
 07-01-37                            5.25             2,000,000             1,432,900


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
22  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)
HEALTH CARE -- HOSPITAL (CONT.)
Tulare Local Health Care District
 Refunding Revenue Bonds
 Series 2007
 11-01-32                            5.20%           $2,180,000            $1,483,555
Turlock
 Certificate of Participation
 Emanuel Medical Center
 Series 2007A
 10-15-31                            5.13             3,930,000             2,436,757
                                                                      ---------------
Total                                                                      26,499,611
-------------------------------------------------------------------------------------

HOUSING -- OTHER (0.8%)
California Statewide Communities Development Authority
 Revenue Bonds
 CHF-Irvine LLC -- UCI East Campus
 Series 2008
 05-15-32                            5.75             1,500,000             1,207,575
-------------------------------------------------------------------------------------

HOUSING -- SINGLE FAMILY (3.9%)
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2006H (FGIC) A.M.T.
 08-01-30                            5.75             1,560,000             1,539,533
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2006K A.M.T.
 02-01-42                            5.50               875,000               839,160
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2007D (FGIC) A.M.T.
 02-01-17                            4.35             1,555,000             1,482,599
 08-01-17                            4.35             2,470,000             2,349,168
                                                                      ---------------
Total                                                                       6,210,460
-------------------------------------------------------------------------------------

LEASE (4.9%)
Eastern Municipal Water District
 Certificate of Participation
 Series 2008H
 07-01-33                            5.00             1,000,000               957,850
Golden State Tobacco Securitization Corporation
 Enhanced Asset-backed Revenue Bonds
 Series 2005A
 06-01-45                            5.00             2,000,000             1,496,120
Golden State Tobacco Securitization Corporation
 Revenue Bonds
 Series 2003A-1
 06-01-33                            6.25             2,325,000             2,551,827
Los Angeles Municipal Improvement Corporation
 Revenue Bonds
 Series 2008B
 09-01-38                            5.00             3,000,000             2,819,670
                                                                      ---------------
Total                                                                       7,825,467
-------------------------------------------------------------------------------------

MISCELLANEOUS REVENUE (5.2%)
California County Tobacco Securitization Agency
 Asset-backed Revenue Bonds
 Alameda County
 Series 2002
 06-01-29                            5.75               785,000               596,380
 06-01-42                            6.00               240,000               151,462
California Infrastructure & Economic Development Bank
 Revenue Bonds
 Series 2008W
 02-01-33                            5.25             2,000,000             1,794,320
Golden State Tobacco Securitization Corporation
 Prerefunded Revenue Bonds
 Series 2003A-1
 06-01-39                            6.75             1,510,000             1,777,361
 06-01-40                            6.63               750,000               879,015
Los Angeles County Public Works Financing Authority
 Refunding Revenue Bonds
 Master Project
 Series 2005A (MBIA Illinois Reinsurance)
 12-01-26                            5.00             2,000,000             1,883,059


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT  23

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource California Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)
MISCELLANEOUS REVENUE (CONT.)
Oakley Redevelopment Agency
 Revenue Bonds
 Oakley Redevelopment Project Area
 Series 2008A (AMBAC)
 09-01-38                            5.00%           $1,750,000            $1,331,418
                                                                      ---------------
Total                                                                       8,413,015
-------------------------------------------------------------------------------------

PORT DISTRICT (0.6%)
Port of Oakland
 Revenue Bonds
 Series 2000K (MBIA Illinois Reinsurance/FGIC) A.M.T.
 11-01-18                            5.63             1,000,000             1,003,390
-------------------------------------------------------------------------------------

SCHOOL (13.2%)
Alhambra City Elementary School District
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 1999A (FSA)
 09-01-22                            5.95             1,055,000(e)            525,664
Centinela Valley Union High School District
 Unlimited General Obligation Bonds
 Series 2002A (MBIA Illinois Reinsurance)
 08-01-31                            5.25             2,000,000             1,814,020
Encinitas Union School District
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 1996 (MBIA Illinois Reinsurance)
 08-01-15                            5.85             2,500,000(e)          1,962,700
Fontana Unified School District
 Unlimited General Obligation Bonds
 Convertible Capital Appreciation
 Series 1997D (MBIA Illinois Reinsurance/FGIC)
 05-01-22                            5.75             2,000,000             2,057,940
Fremont Union High School District/Santa Clara County
 Unlimited General Obligation Bonds
 Election of 2008
 Series 2008
 08-01-30                            4.75             2,500,000             2,382,275
Grant Joint Union High School District
 Unlimited General Obligation Bonds
 Election 2006
 Series 2008 (FSA)
 08-01-25                            5.00             1,000,000             1,008,190
Lammersville School District Community Facilities
 Special Tax Bonds
 Mountain House
 Series 2006
 09-01-35                            5.13             1,000,000               639,270
Los Angeles Unified School District
 Unlimited General Obligation Bonds
 Election 2002
 Series 2007B (AMBAC)
 07-01-22                            5.00             1,395,000             1,443,490
Menifee Union School District
 Unlimited General Obligation Bonds
 Election 2008
 Series 2008A
 08-01-33                            5.50             3,125,000             3,147,720
Oxnard School District
 Unlimited General Obligation Refunding Bonds
 Series 2001A (MBIA Illinois Reinsurance)
 08-01-30                            5.75             2,575,000             2,509,904
San Juan Unified School District
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 1999 (FSA)
 08-01-21                            5.68               820,000(e)            439,864
 08-01-24                            5.70             1,810,000(e)            780,635
Simi Valley School Financing Authority
 Refunding Revenue Bonds
 University School District
 Series 2007 (FSA)
 08-01-23                            5.00             1,500,000             1,559,670


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
24  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)
SCHOOL (CONT.)
Western Placer Unified School District
 Certificate of Participation
 Series 2008 (Assured Guaranty)
 08-01-32                            4.75%           $1,000,000              $916,620
                                                                      ---------------
Total                                                                      21,187,962
-------------------------------------------------------------------------------------

SPECIAL DISTRICT -- ASSESSMENT (0.4%)
City of Azusa
 Special Tax Bonds Escrow
 Community Facilities
 Series 2007
 09-01-27                            5.00             1,110,000               701,220
-------------------------------------------------------------------------------------

SPECIAL DISTRICT -- SPECIAL TAX (3.8%)
Anaheim Community Facilities District
 Special Tax Bonds
 Stadium Lofts
 Series 2007
 09-01-37                            5.00             1,000,000               617,900
Beaumont Financing Authority
 Prerefunded Revenue Bonds
 Series 2000A
 09-01-32                            7.38             1,955,000             2,171,810
Orange Unified School District Community Facilities
 Special Tax Bonds
 Del Rio School Facilities
 Series 2007-2
 09-01-37                            5.00             1,000,000               647,660
Pittsburg Redevelopment Agency
 Tax Allocation Bonds
 Los Medanos Community Development Project
 Zero Coupon
 Series 1999 (AMBAC)
 08-01-24                            6.05             2,100,000(e)            790,293
Rancho Cucamonga Redevelopment Agency
 Tax Allocation Bonds
 Housing Set Aside
 Series 2007A (MBIA Illinois Reinsurance)
 09-01-34                            5.00             2,200,000             1,810,446
                                                                      ---------------
Total                                                                       6,038,109
-------------------------------------------------------------------------------------

SPECIAL DISTRICT -- TAX ALLOCATION (0.7%)
Inglewood Redevelopment Agency
 Refunding Tax Allocation Bonds
 Merged Redevelopment Project
 Series 1998A (AMBAC)
 05-01-23                            5.25             1,100,000             1,066,010
-------------------------------------------------------------------------------------

STATE (18.3%)
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2004 (FGIC)
 02-01-33                            5.00             2,500,000             2,860,100
State of California
 Unlimited General Obligation Bonds
 Series 2002
 02-01-15                            6.00             1,000,000             1,114,240
State of California
 Unlimited General Obligation Bonds
 Series 2003
 02-01-21                            5.00             3,000,000             3,009,689
State of California
 Unlimited General Obligation Bonds
 Series 2004
 02-01-22                            5.00             1,000,000               998,640
State of California
 Unlimited General Obligation Bonds
 Series 2008
 08-01-34                            5.00            10,000,000             9,221,699
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2003
 11-01-22                            5.00             2,000,000             1,989,680
 11-01-24                            5.13             2,000,000             1,990,900
State of California
 Unlimited General Obligation Bonds
 Veterans
 Series 2000BJ A.M.T.
 12-01-12                            4.95             2,250,000             2,324,250
 12-01-13                            5.05             1,435,000             1,474,678
 12-01-14                            5.15             2,535,000             2,591,176


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT  25

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource California Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)
STATE (CONT.)
State of California
 Unlimited General Obligation Refunding Bonds
 Series 2007
 08-01-23                            5.00%           $2,015,000            $1,993,903
State of California
 Unrefunded Unlimited General Obligation Bonds
 Series 2004
 04-01-29                            5.30                 2,000                 1,986
                                                                      ---------------
Total                                                                      29,570,941
-------------------------------------------------------------------------------------

WATER & SEWER (7.6%)
Anaheim Public Financing Authority
 Revenue Bonds
 Series 2007 (MBIA Illinois Reinsurance)
 02-01-33                            4.75             3,500,000             3,236,100
Eastern Municipal Water District
 Special Tax Bonds
 District #2004-27 Cottonwood
 Series 2006
 09-01-27                            5.00               200,000               136,128
 09-01-36                            5.00               500,000               306,370
Los Angeles Department of Water & Power
 Revenue Bonds
 Series 2009A
 07-01-34                            5.38             2,495,000             2,518,553
Rowland Water District
 Certificate of Participation
 Recycled Water Project
 Series 2008
 12-01-39                            6.25             2,235,000             2,316,175
Semitropic Improvement District
 Revenue Bonds
 Series 2004A (XLCA)
 12-01-28                            5.00             2,000,000             1,908,040
Turlock Public Financing Authority
 Revenue Bonds
 Series 2008
 05-01-32                            4.75             2,000,000             1,836,560
                                                                      ---------------
Total                                                                      12,257,926
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $158,131,085)                                                     $149,173,416
-------------------------------------------------------------------------------------



MUNICIPAL BONDS HELD IN TRUST
 (2.7%)(d)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(b,c,h)                         RATE              AMOUNT                VALUE(a)
WATER & SEWER
Austin Trust Various States
 Certificate of Participation
 Series 2008 (FSA)
 05-01-33                            5.00%           $4,500,000            $4,394,790
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS HELD IN TRUST
(Cost: $4,584,065)                                                         $4,394,790
-------------------------------------------------------------------------------------



MUNICIPAL NOTES (0.8%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUE(b,c,g)                         YIELD            MATURITY               VALUE(a)

California State Department of Water Resources
 Revenue Bonds
 V.R.D.N. Series 2002B-3 (Bank of New York)
 05-01-22                            0.35%             $100,000              $100,000
City of Santa Clara
 Subordinated Revenue Bonds
 V.R.D.N. Series 2008A (Bank of America)
 07-01-34                            0.45             1,000,000             1,000,000


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
26  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


MUNICIPAL NOTES (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUE(b,c,g)                         YIELD            MATURITY               VALUE(a)
Irvine
 Limited Obligation Special Assessment Bonds
 District #93-14
 Series 2000 (Bank of America)
 09-02-25                            0.45%             $200,000(f)           $200,000
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL NOTES
(Cost: $1,300,000)                                                         $1,300,000
-------------------------------------------------------------------------------------





MONEY MARKET FUND (3.9%)
                                                       SHARES                VALUE(a)
JPMorgan Tax Free Money Market Fund                  6,208,976             $6,208,976
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $6,208,976)                                                         $6,208,976
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $170,224,126)(i)                                                  $161,077,182
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA    --   ACA Financial Guaranty Corporation
     AMBAC  --   Ambac Assurance Corporation
     BHAC   --   Berkshire Hathaway Assurance Corporation
     BIG    --   Bond Investors Guarantee
     CGIC   --   Capital Guaranty Insurance Company
     CIFG   --   IXIS Financial Guaranty
     FGIC   --   Financial Guaranty Insurance Company
     FHA    --   Federal Housing Authority
     FHLMC  --   Federal Home Loan Mortgage Corporation
     FNMA   --   Federal National Mortgage Association
     FSA    --   Financial Security Assurance
     GNMA   --   Government National Mortgage Association
     MBIA   --   MBIA Insurance Corporation
     XLCA   --   XL Capital Assurance


(c)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.    --   Alternative Minimum Tax -- At Feb. 28, 2009, the value
                    of securities subject to alternative minimum tax
                    represented 8.5% of net assets.
     B.A.N.    --   Bond Anticipation Note
     C.P.      --   Commercial Paper
     R.A.N.    --   Revenue Anticipation Note
     T.A.N.    --   Tax Anticipation Note
     T.R.A.N.  --   Tax & Revenue Anticipation Note
     V.R.      --   Variable Rate
     V.R.D.B.  --   Variable Rate Demand Bond
     V.R.D.N.  --   Variable Rate Demand Note


(d)  Municipal Bonds Held in Trust -- See Note 1 to the financial statements.


--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT  27

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource California Tax-Exempt Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)




(e) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(f) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2009. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(g) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2009.

(h) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Feb. 28, 2009, the value of these securities amounted to $2,144,790 or 1.3% of net assets.

(i) At Feb. 28, 2009, the cost of securities for federal income tax purposes was approximately $167,974,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                          $2,925,000
     Unrealized depreciation                         (12,072,000)
     -----------------------------------------------------------
     Net unrealized depreciation                     $(9,147,000)
     -----------------------------------------------------------





--------------------------------------------------------------------------------
28  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Feb. 28, 2009:

                                        FAIR VALUE AT FEB. 28, 2009
                        ----------------------------------------------------------
                             LEVEL 1         LEVEL 2
                          QUOTED PRICES       OTHER        LEVEL 3
                            IN ACTIVE      SIGNIFICANT   SIGNIFICANT
                           MARKETS FOR     OBSERVABLE   UNOBSERVABLE
DESCRIPTION             IDENTICAL ASSETS     INPUTS        INPUTS         TOTAL
----------------------------------------------------------------------------------
Investments in
  securities               $6,208,976     $154,868,206       $--      $161,077,182





HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT  29

PORTFOLIO OF INVESTMENTS  ------------------------------------------------------

RiverSource Minnesota Tax-Exempt Fund
FEB. 28, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



MUNICIPAL BONDS (96.2%)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(c,d)                           RATE              AMOUNT                VALUE(a)
AIRPORT (3.2%)
Minneapolis-St. Paul Metropolitan Airports Commission
 Prerefunded Revenue Bonds
 Sub Series 2001C (FGIC)
 01-01-18                            5.50%           $2,000,000            $2,152,940
 01-01-32                            5.25             7,000,000             7,503,510
                                                                      ---------------
Total                                                                       9,656,450
-------------------------------------------------------------------------------------

CITY (0.1%)
City of Minneapolis
 Prerefunded Unlimited General Obligation Bonds
 Various Purpose
 Series 2001 Escrowed to Maturity
 12-01-11                            5.00               145,000               158,437
-------------------------------------------------------------------------------------

COLLEGE (9.6%)
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 Bethel University
 6th Series 2007R
 05-01-37                            5.50             3,000,000             2,230,890
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 Carleton College
 6th Series 2008T
 01-01-28                            5.00             3,000,000             3,021,120
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 Macalester College
 6th Series 2004B
 03-01-17                            5.00             2,395,000             2,602,263
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. Benedict College
 Series 2008V
 03-01-18                            5.00               500,000               498,560
 03-01-23                            4.75               800,000               692,424
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. John's University
 6th Series 2005G
 10-01-22                            5.00             3,000,000             3,022,140
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. John's University
 6th Series 2008U
 10-01-28                            4.75             1,000,000               891,830
 10-01-33                            4.75               825,000               703,577
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 University of St. Thomas
 6th Series 2006I
 04-01-13                            5.00             1,115,000             1,194,734
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 University of St. Thomas
 6th Series 2008W
 10-01-30                            6.00             3,625,000             3,585,850
University of Minnesota
 Revenue Bonds
 Series 1996A Escrowed to Maturity
 07-01-21                            5.50             8,500,000             9,502,914
University of Minnesota
 Revenue Bonds
 Series 2009A
 04-01-34                            5.13             1,000,000             1,016,980
                                                                      ---------------
Total                                                                      28,963,282
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
30  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(c,d)                           RATE              AMOUNT                VALUE(a)

COUNTY (6.8%)
County of Ramsey
 Unlimited General Obligation Bonds
 Capital Improvement Plan
 Series 2007A
 02-01-21                            5.00%           $1,035,000            $1,138,241
 02-01-22                            5.00             1,080,000             1,174,792
 02-01-23                            5.00             1,125,000             1,207,024
 02-01-24                            5.00             1,170,000             1,244,365
County of Ramsey
 Unlimited General Obligation Refunding Bonds
 Capital Improvement Plan
 Series 2002B
 02-01-14                            5.25             3,840,000             4,074,355
Hennepin County
 Unlimited General Obligation Bonds
 Series 2003
 12-01-23                            4.75             2,000,000             2,037,780
Hennepin County
 Unlimited General Obligation Bonds
 Series 2008D
 12-01-28                            5.00             9,355,000             9,639,392
                                                                      ---------------
Total                                                                      20,515,949
-------------------------------------------------------------------------------------

ELECTRIC (17.9%)
City of Chaska
 Refunding Revenue Bonds
 Generating Facilities
 Series 2005A
 10-01-20                            5.25             1,165,000             1,207,068
 10-01-30                            5.00             3,800,000             3,635,384
Minnesota State Municipal Power Agency
 Revenue Bonds
 Series 2004A
 10-01-29                            5.13             3,500,000             3,385,270
Minnesota State Municipal Power Agency
 Revenue Bonds
 Series 2007
 10-01-32                            4.75             3,000,000             2,779,140
Northern Municipal Power Agency
 Refunding Revenue Bonds
 Series 1998B (AMBAC)
 01-01-20                            4.75             5,000,000             5,029,200
Northern Municipal Power Agency
 Revenue Bonds
 Series 2007A (AMBAC)
 01-01-26                            5.00             2,500,000             2,497,025
Northern Municipal Power Agency
 Revenue Bonds
 Series 2008A
 01-01-21                            5.00             2,500,000             2,539,125
Puerto Rico Electric Power Authority
 Prerefunded Revenue Bonds
 Series 2003NN (MBIA)
 07-01-32                            5.00             2,820,000(b)          3,199,205
Southern Minnesota Municipal Power Agency
 Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1994A (MBIA Illinois Reinsurance)
 01-01-19                            6.67            17,000,000(e)         11,622,901
 01-01-26                            5.23            10,000,000(e)          4,288,500
Southern Minnesota Municipal Power Agency
 Revenue Bonds
 Series 2002A (AMBAC)
 01-01-17                            5.25             6,000,000             6,576,540
Western Minnesota Municipal Power Agency
 Revenue Bonds
 Series 2003A (MBIA Illinois Reinsurance)
 01-01-26                            5.00             7,250,000             7,233,180
                                                                      ---------------
Total                                                                      53,992,538
-------------------------------------------------------------------------------------

HEALTH CARE -- HOSPITAL (18.8%)
City of Breckenridge
 Revenue Bonds
 Catholic Health Initiatives
 Series 2004A
 05-01-30                            5.00             2,000,000             1,852,080


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT  31

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------
RiverSource Minnesota Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(c,d)                           RATE              AMOUNT                VALUE(a)
HEALTH CARE -- HOSPITAL (CONT.)
City of Maple Grove
 Revenue Bonds
 Maple Grove Hospital Corporation
 Series 2007
 05-01-20                            5.00%           $1,000,000              $964,240
 05-01-21                            5.00             1,500,000             1,416,135
 05-01-37                            5.25             4,715,000             3,848,383
City of Minneapolis
 Revenue Bonds
 Fairview Health Services
 Series 2002B (MBIA Illinois Reinsurance)
 05-15-14                            5.50             2,050,000             2,154,038
 05-15-15                            5.50             2,160,000             2,257,438
 05-15-16                            5.50             2,200,000             2,290,486
City of Minneapolis
 Revenue Bonds
 Fairview Health Services
 Series 2008A
 11-15-32                            6.75             4,000,000             4,170,120
City of Winona
 Refunding Revenue Bonds
 Winona Health Obligation Group
 Series 2007
 07-01-31                            5.15             2,000,000             1,492,680
County of Chippewa
 Revenue Bonds
 Montevideo Hospital Project
 Series 2007
 03-01-20                            5.38             1,940,000             1,633,364
 03-01-21                            5.38             1,045,000               863,222
County of Meeker
 Revenue Bonds
 Memorial Hospital Project
 Series 2007
 11-01-27                            5.75             1,000,000               774,790
 11-01-37                            5.75             2,250,000             1,623,668
Minnesota Agricultural & Economic Development Board
 Prerefunded Revenue Bonds
 Benedictine Health System
 Series 1999A (MBIA)
 02-15-16                            4.75               245,000               256,170
Minnesota Agricultural & Economic Development Board
 Prerefunded Revenue Bonds
 Health Care System
 Series 2000A
 11-15-22                            6.38             4,845,000             5,294,809
 11-15-29                            6.38             2,910,000             3,180,164
Minnesota Agricultural & Economic Development Board
 Unrefunded Revenue Bonds
 Benedictine Health System
 Series 1999A (MBIA Illinois Reinsurance)
 02-15-16                            4.75               755,000               726,423
Northfield
 Revenue Bonds
 Series 2006
 11-01-31                            5.38             1,500,000             1,071,330
Shakopee
 Revenue Bonds
 St. Francis Regional Medical Center
 Series 2004
 09-01-25                            5.10             3,300,000             2,768,667
St. Louis Park
 Revenue Bonds
 Park Nicollet Health Services
 Series 2008C
 07-01-26                            5.63             6,145,000             5,904,545
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Allina Health Systems
 Series 2007A (MBIA Illinois Reinsurance)
 11-15-22                            5.00             3,000,000             2,650,080


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
32  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(c,d)                           RATE              AMOUNT                VALUE(a)
HEALTH CARE -- HOSPITAL (CONT.)
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Healtheast Project
 Series 2005
 11-15-25                            6.00%           $1,250,000              $995,238
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 HealthPartners Obligation Group Project
 Series 2006
 05-15-23                            5.25             1,000,000               855,970
 05-15-26                            5.25             1,000,000               811,730
 05-15-36                            5.25             6,500,000             4,788,419
Todd Morrison Cass & Wadena Counties
 United Hospital District
 Unlimited General Obligation Bonds
 Health Care Facilities-Lakewood
 Series 2004
 12-01-34                            5.00             2,500,000             2,221,800
                                                                      ---------------
Total                                                                      56,865,989
-------------------------------------------------------------------------------------

HEALTH CARE -- LIFE CARE CENTER (0.5%)
City of Stillwater
 Revenue Bonds
 Health System Obligation Group
 Series 2005
 06-01-25                            5.00             1,750,000             1,526,875
-------------------------------------------------------------------------------------

HEALTH CARE -- NURSING HOME (3.4%)
Annandale Economic Development Authority
 Revenue Bonds
 Annandale Care Center Project
 Series 2007A
 11-01-37                            5.90             3,385,000             2,212,199
City of North Oaks
 Revenue Bonds
 Presbyterian Homes
 Series 2007
 10-01-27                            6.00             1,250,000               973,963
 10-01-33                            6.00             3,000,000             2,214,270
City of Stillwater
 Revenue Bonds
 Health System Obligation Group
 Series 2005
 06-01-19                            5.00             2,505,000             2,438,166
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Lyngblomsten Care Center Housing Project
 Series 1993
 11-01-17                            7.13             1,250,000             1,112,738
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Rental -- Lyngblomsten Housing Project
 Series 1993
 11-01-24                            7.00             1,545,000             1,284,374
                                                                      ---------------
Total                                                                      10,235,710
-------------------------------------------------------------------------------------

HEALTH CARE -- OTHER (0.3%)
Minneapolis & St. Paul
 Housing & Redevelopment Authority
 Revenue Bonds
 HealthPartners Obligation Group Project
 Series 2003
 12-01-12                            5.25             1,000,000             1,003,360
-------------------------------------------------------------------------------------

HOUSING -- MULTI-FAMILY (2.0%)
Austin Housing & Redevelopment Authority
 Revenue Bonds
 Courtyard Residence Project
 Series 2000A
 01-01-32                            7.25             2,000,000             1,734,260
City of Rochester
 Refunding Revenue Bonds
 Madonna Towers Incorporated Project
 Series 2007A
 11-01-28                            5.88             2,050,000             1,415,341
Duluth Housing & Redevelopment Authority
 Revenue Bonds
 Benedictine Health Center Project
 Series 2007
 11-01-33                            5.88               750,000               501,675


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT  33

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------
RiverSource Minnesota Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(c,d)                           RATE              AMOUNT                VALUE(a)
HOUSING -- MULTI-FAMILY (CONT.)
Steele County
 Revenue Bonds
 Elderly Housing Project
 Series 2000
 06-01-30                            6.88%           $2,205,000            $2,330,420
                                                                      ---------------
Total                                                                       5,981,696
-------------------------------------------------------------------------------------

HOUSING -- SINGLE FAMILY (5.5%)
Minneapolis/St. Paul Housing Finance Board
 Revenue Bonds
 Mortgage-backed City Living
 Series 2006A-5 (GNMA/FNMA/FHLMC)
 04-01-27                            5.45             2,021,812             2,023,086
Minneapolis/St. Paul Housing Finance Board
 Revenue Bonds
 Single Family Housing
 Series 2005A-4 (GNMA/FNMA/FHLMC) A.M.T.
 12-01-37                            4.70                91,737                79,128
Minnesota Housing Finance Agency
 Revenue Bonds
 Residential Housing Finance
 Series 2006B A.M.T.
 07-01-26                            4.75             1,890,000             1,697,560
 07-01-31                            4.85             2,555,000             2,192,982
Minnesota Housing Finance Agency
 Revenue Bonds
 Residential Housing Finance
 Series 2006I A.M.T.
 07-01-26                            5.05             3,515,000             3,270,602
Minnesota Housing Finance Agency
 Revenue Bonds
 Residential Housing Finance
 Series 2006M A.M.T.
 01-01-37                            5.75             2,910,000             2,907,090
Minnesota Housing Finance Agency
 Revenue Bonds
 Residential Housing Finance
 Series 2007D A.M.T.
 01-01-38                            5.50             3,830,000             3,818,472
Minnesota Housing Finance Agency
 Revenue Bonds
 Single Family Mortgage
 Series 1996J A.M.T.
 07-01-21                            5.60                35,000                35,155
Minnesota Housing Finance Agency
 Revenue Bonds
 Single Family Mortgage
 Series 1997K A.M.T.
 01-01-26                            5.75               620,000               620,105
                                                                      ---------------
Total                                                                      16,644,180
-------------------------------------------------------------------------------------

LEASE (3.5%)
St. Paul Port Authority
 Revenue Bonds
 Office Building at Cedar Street
 Series 2003
 12-01-23                            5.00             5,000,000             5,129,850
 12-01-27                            5.13             5,350,000             5,425,114
                                                                      ---------------
Total                                                                      10,554,964
-------------------------------------------------------------------------------------

MISCELLANEOUS REVENUE (2.9%)
City of Minneapolis
 Limited Tax Revenue Bonds
 Common Bond Fund
 Series 2007-2A A.M.T.
 06-01-22                            5.13             1,035,000               874,534
 06-01-28                            5.00             1,500,000             1,158,825
Minneapolis Community Development Agency
 Limited Tax Revenue Bonds
 Common Bond Fund
 Series 1996-1
 06-01-11                            6.00               725,000               731,105
Minneapolis Community Development Agency
 Prerefunded Limited Tax Revenue Bonds
 Common Bond Fund
 Series 2001-2A A.M.T.
 06-01-19                            5.88             1,000,000             1,096,080


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
34  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(c,d)                           RATE              AMOUNT                VALUE(a)
MISCELLANEOUS REVENUE (CONT.)
St. Cloud Housing & Redevelopment Authority
 Revenue Bonds
 State University Foundation Project
 Series 2002
 05-01-18                            5.13%           $3,000,000            $3,157,169
St. Paul Port Authority
 Tax Allocation Bonds
 River Bend Project Lot 1
 Series 2007-5
 02-01-32                            6.38             2,685,000             1,743,129
                                                                      ---------------
Total                                                                       8,760,842
-------------------------------------------------------------------------------------

SALES OR USE TAX (3.0%)
Hennepin County
 Revenue Bonds
 2nd Lien Ballpark Project
 Series 2008B
 12-15-27                            4.75             4,205,000             4,228,758
 12-15-29                            5.00             1,825,000             1,852,138
Hennepin County
 Revenue Bonds
 Sales Tax
 Series 2007
 12-15-33                            4.75             3,000,000             2,939,820
                                                                      ---------------
Total                                                                       9,020,716
-------------------------------------------------------------------------------------

SCHOOL (13.4%)
Anoka-Hennepin Independent School District #11
 Unlimited General Obligation Bonds
 Series 2001A
 (School District Credit Enhancement Program)
 02-01-15                            5.00             1,990,000             2,090,794
 02-01-16                            5.00             2,000,000             2,101,300
Bloomington Independent School District #271
 Unlimited General Obligation Bonds
 Series 2001A (FSA)
 (School District Credit Enhancement Program)
 02-01-24                            5.13             4,000,000             4,259,960
City of Maple Grove
 Revenue Bonds
 North Memorial Health Care
 Series 2005
 09-01-35                            5.00             2,500,000             2,010,200
Duluth Independent School District #709 Certificate of Participation
 Series 2008B
 (School District Credit Enhancement Program)
 02-01-26                            4.75             4,000,000             3,994,800
Edina Independent School District #273
 Unlimited General Obligation Bonds
 Series 2004
 02-01-24                            4.50             3,400,000             3,438,692
Elk River Independent School District #728
 Unlimited General Obligation Bonds
 Series 2002A (FSA)
 (School District Credit Enhancement Program)
 02-01-16                            5.00             3,000,000             3,213,780
Lake Superior Independent School District #381
 Prerefunded Unlimited General Obligation Bonds
 Building
 Series 2002A (FSA)
 (School District Credit Enhancement Program)
 04-01-13                            5.00                65,000                73,146
Lake Superior Independent School District #381
 Unrefunded Unlimited General Obligation Bonds
 Building
 Series 2002A (FSA)
 (School District Credit Enhancement Program)
 04-01-13                            5.00             1,730,000             1,938,102
Marshall Independent School District #413
 Unlimited General Obligation Bonds
 Series 2003A (FSA)
 (School District Credit Enhancement Program)
 02-01-19                            4.13             1,560,000             1,618,126


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT  35

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------
RiverSource Minnesota Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(c,d)                           RATE              AMOUNT                VALUE(a)
SCHOOL (CONT.)
Osseo Independent School District #279
 Unlimited General Obligation Bonds
 School Building
 Series 2000A
 (School District Credit Enhancement Program)
 02-01-14                            5.75%           $1,100,000            $1,157,068
Osseo Independent School District #279
 Unlimited General Obligation Bonds
 Series 2002A (FSA)
 (School District Credit Enhancement Program)
 02-01-15                            5.25             3,585,000             3,877,536
St. Paul Housing & Redevelopment Authority
 Prerefunded Revenue Bonds
 Community of Peace Academy Project
 Series 2001A
 12-01-30                            7.88             2,390,000             2,706,699
St. Paul Housing & Redevelopment Authority
 Refunding Revenue Bonds
 St. Paul Academy & Summit School
 Series 2007
 10-01-24                            5.00             5,000,000             4,888,599
White Bear Lake Independent School District #624
 Unlimited General Obligation Refunding Bonds
 Series 2002B (MBIA Illinois Reinsurance/FGIC)
 (School District Credit Enhancement Program)
 02-01-13                            5.00             1,405,000             1,524,383
 02-01-14                            5.00             1,480,000             1,583,763
                                                                      ---------------
Total                                                                      40,476,948
-------------------------------------------------------------------------------------

SPECIAL DISTRICT -- SPECIAL TAX (0.1%)
Lakeville
 Revenue Bonds
 Series 2007
 02-01-22                            5.00               175,000               136,371
 02-01-27                            5.00               225,000               146,715
                                                                      ---------------
Total                                                                         283,086
-------------------------------------------------------------------------------------

SPECIAL PURPOSE CERTIFICATES -- GENERAL OBLIGATIONS (0.1%)
Minneapolis Community Development Agency
 Limited Tax Revenue Bonds
 Common Bond Fund
 Series 1997-7A
 06-01-12                            5.50               185,000               186,034
-------------------------------------------------------------------------------------

STATE (3.6%)
Commonwealth of Puerto Rico
 Prerefunded Unlimited General Obligation Public Improvement Bonds
 Series 2006A
 07-01-27                            5.25               860,000(b)          1,020,932
State of Minnesota
 Unlimited General Obligation Bonds
 Series 2002
 11-01-15                            5.25             3,575,000             3,939,185
State of Minnesota
 Unlimited General Obligation Bonds
 Series 2008A
 06-01-18                            5.00             5,000,000             5,804,900
                                                                      ---------------
Total                                                                      10,765,017
-------------------------------------------------------------------------------------

TOLL ROAD (0.6%)
Puerto Rico Highway & Transportation Authority
 Revenue Bonds
 Series 1996Y
 07-01-13                            6.25             1,650,000(b)          1,692,620
-------------------------------------------------------------------------------------

WATER & SEWER (0.9%)
Minnesota Public Facilities Authority
 Revenue Bonds
 Series 2002B
 03-01-14                            5.25             2,500,000             2,854,800
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $295,853,395)                                                     $290,139,493
-------------------------------------------------------------------------------------





See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
36  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


MUNICIPAL BONDS HELD IN TRUST (5.8%)(f)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(c,d,h)                         RATE              AMOUNT                VALUE(a)
HOUSING -- SINGLE FAMILY (0.9%)
Minnesota Housing Finance Agency
 Revenue Bonds
 Series 2002 A.M.T.
 07-01-33                            5.65%           $2,730,000            $2,601,581
-------------------------------------------------------------------------------------

SCHOOL (4.9%)
Elk River Independent School District #728
 Unlimited General Obligation Bonds
 Series 2002 (FSA)
 (School District Credit Enhancement Program)
 02-01-18                            5.25             3,600,000             3,889,620
 02-01-19                            5.25             3,450,000             3,727,553
 02-01-20                            5.25             2,850,000             3,079,283
 02-01-21                            5.25             3,865,000             4,175,134
                                                                      ---------------
Total                                                                      14,871,590
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS HELD IN TRUST
(Cost: $16,757,943)                                                       $17,473,171
-------------------------------------------------------------------------------------



MUNICIPAL NOTES (0.1%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUE(c,d,g)                         YIELD            MATURITY               VALUE(a)
Center City
 Revenue Bonds
 Hazelden Foundation Project
 V.R.D.N. Series 2005 (Bank of New York)
 11-01-35                            0.65%             $400,000              $400,000
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL NOTES
(Cost: $400,000)                                                             $400,000
-------------------------------------------------------------------------------------





MONEY MARKET FUND (0.5%)
                                                       SHARES                VALUE(a)
JPMorgan Tax Free Money Market Fund                  1,416,484             $1,416,484
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $1,416,484)                                                         $1,416,484
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $314,427,822)(i)                                                  $309,429,148
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 6.7% of net assets at Feb. 28, 2009.


--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT  37

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------
RiverSource Minnesota Tax-Exempt Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)




(c) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA    --   ACA Financial Guaranty Corporation
     AMBAC  --   Ambac Assurance Corporation
     BHAC   --   Berkshire Hathaway Assurance Corporation
     BIG    --   Bond Investors Guarantee
     CGIC   --   Capital Guaranty Insurance Company
     CIFG   --   IXIS Financial Guaranty
     FGIC   --   Financial Guaranty Insurance Company
     FHA    --   Federal Housing Authority
     FHLMC  --   Federal Home Loan Mortgage Corporation
     FNMA   --   Federal National Mortgage Association
     FSA    --   Financial Security Assurance
     GNMA   --   Government National Mortgage Association
     MBIA   --   MBIA Insurance Corporation
     XLCA   --   XL Capital Assurance


(d)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.    --   Alternative Minimum Tax -- At Feb. 28, 2009, the value
                    of securities subject to alternative minimum tax
                    represented 6.2% of net assets.
     B.A.N.    --   Bond Anticipation Note
     C.P.      --   Commercial Paper
     R.A.N.    --   Revenue Anticipation Note
     T.A.N.    --   Tax Anticipation Note
     T.R.A.N.  --   Tax & Revenue Anticipation Note
     V.R.      --   Variable Rate
     V.R.D.B.  --   Variable Rate Demand Bond
     V.R.D.N.  --   Variable Rate Demand Note


(e) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(f)  Municipal Bonds Held in Trust -- See Note 1 to the financial statements.

(g) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2009.

(h) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Feb. 28, 2009, the value of these securities amounted to $17,473,171 or 5.8% of net assets.


--------------------------------------------------------------------------------
38  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(i) At Feb. 28, 2009, the cost of securities for federal income tax purposes was approximately $303,478,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $10,278,000
     Unrealized depreciation                         (15,277,000)
     -----------------------------------------------------------
     Net unrealized depreciation                     $(4,999,000)
     -----------------------------------------------------------








--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT  39

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------
RiverSource Minnesota Tax-Exempt Fund

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Feb. 28, 2009:

                                        FAIR VALUE AT FEB. 28, 2009
                        ----------------------------------------------------------
                             LEVEL 1         LEVEL 2
                          QUOTED PRICES       OTHER        LEVEL 3
                            IN ACTIVE      SIGNIFICANT   SIGNIFICANT
                           MARKETS FOR     OBSERVABLE   UNOBSERVABLE
DESCRIPTION             IDENTICAL ASSETS     INPUTS        INPUTS         TOTAL
----------------------------------------------------------------------------------
Investments in
  securities               $1,416,484     $308,012,664       $--      $309,429,148



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
40  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS  ------------------------------------------------------

RiverSource New York Tax-Exempt Fund
FEB. 28, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



MUNICIPAL BONDS (94.7%)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)
ADVANCED REFUNDED (2.9%)
Metropolitan Transportation Authority
 Prerefunded Revenue Bonds
 Series 1998A (FGIC)
 04-01-28                            4.75%           $1,000,000            $1,153,060
New York State Dormitory Authority
 Prerefunded Revenue Bonds
 Series 1990B
 05-15-11                            7.50               415,000               435,484
                                                                      ---------------
Total                                                                       1,588,544
-------------------------------------------------------------------------------------

CITY (3.2%)
City of New York
 Prerefunded Unlimited General Obligation Bonds
 Series 2002E
 08-01-16                            5.75               100,000               113,967
City of New York
 Unlimited General Obligation Bonds
 Series 2002C (XLCA)
 03-15-12                            5.00               500,000               533,645
City of New York
 Unrefunded Unlimited General Obligation Bonds
 Series 2002E
 08-01-16                            5.75             1,000,000             1,097,680
                                                                      ---------------
Total                                                                       1,745,292
-------------------------------------------------------------------------------------

COLLEGE (14.4%)
Dutchess County Industrial  Development Agency
 Refunding Revenue Bonds
 Bard College Civic Facilities
 Series 2007-A1
 08-01-22                            5.00               500,000               491,350
New York State Dormitory Authority
 Revenue Bonds
 Brooklyn Law School
 Series 2003B (XLCA)
 07-01-30                            5.13             1,000,000               899,820
New York State Dormitory Authority
 Revenue Bonds
 Columbia University
 Series 2007C
 07-01-29                            5.00             1,250,000             1,288,624
New York State Dormitory Authority
 Revenue Bonds
 Cornell University
 Series 2006A
 07-01-26                            5.00             1,000,000             1,031,230
 07-01-31                            5.00             1,000,000             1,007,270
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2008B
 03-15-38                            5.25             1,000,000             1,012,440
New York State Dormitory Authority
 Revenue Bonds
 Rochester Institute of Technology
 Series 2008A
 07-01-33                            6.00             1,000,000             1,043,490
New York State Dormitory Authority
 Revenue Bonds
 Teacher's College
 Series 2009
 03-01-39                            5.50               500,000               503,245
Seneca County Industrial Development Agency
 Revenue Bonds
 New York Chiropractic College
 Series 2007
 10-01-27                            5.00               750,000               510,503
                                                                      ---------------
Total                                                                       7,787,972
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT  41

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------
RiverSource New York Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)

COUNTY (2.6%)
County of Monroe
 Unlimited General Obligation
 Refunding & Public Improvement Bonds
 Series 1996 (MBIA Illinois Reinsurance/IBC)
 03-01-15                            6.00%           $1,250,000            $1,392,213
-------------------------------------------------------------------------------------

ELECTRIC (1.4%)
Long Island Power Authority
 Revenue Bonds
 Series 2009A
 04-01-23                            5.00               750,000               749,963
-------------------------------------------------------------------------------------

HEALTH CARE -- HOSPITAL (7.6%)
Albany Industrial Development Agency
 Revenue Bonds
 St. Peters Hospital Project
 Series 2008A
 11-15-27                            5.25             1,000,000               765,580
New York State Dormitory Authority
 Revenue Bonds
 Mental Health Services Facilities Improvement
 Series 2005E (MBIA Illinois Reinsurance/FGIC)
 02-15-22                            5.00               750,000               777,360
New York State Dormitory Authority
 Revenue Bonds
 New York University Hospital Center
 Series 2007B
 07-01-24                            5.25               750,000               528,060
New York State Dormitory Authority
 Revenue Bonds
 Orange Regional Medical Center
 Series 2008
 12-01-29                            6.13             1,250,000               929,613
New York State Dormitory Authority
 Revenue Bonds
 Sloan-Kettering Memorial Center
 Series 2006-1
 07-01-35                            5.00               500,000               477,430
Ulster County Industrial Development Agency
 Revenue Bonds
 Series 2007A
 09-15-42                            6.00             1,000,000               599,790
                                                                      ---------------
Total                                                                       4,077,833
-------------------------------------------------------------------------------------

HEALTH CARE -- LIFE CARE CENTER (0.5%)
Suffolk County Industrial Development Agency
 Prerefunded Revenue Bonds
 1st Mortgage Jeffersons Ferry
 Series 1999A
 11-01-28                            7.25               250,000               265,435
-------------------------------------------------------------------------------------

HOUSING -- OTHER (1.8%)
New York State Dormitory Authority
 Revenue Bonds
 Consolidated City University System
 5th General Resolution
 Series 2008B
 07-01-27                            5.00             1,000,000               991,640
-------------------------------------------------------------------------------------

HOUSING -- SINGLE FAMILY (2.0%)
New York Mortgage Agency
 Revenue Bonds
 Series 2007-140 A.M.T.
 10-01-21                            4.60               500,000               472,950
New York Mortgage Agency
 Revenue Bonds
 Series 2007-143 A.M.T.
 10-01-27                            4.85               675,000               606,920
                                                                      ---------------
Total                                                                       1,079,870
-------------------------------------------------------------------------------------

LEASE (9.7%)
New York City Industrial Development Agency
 Revenue Bonds
 Terminal One Group Association Project
 Series 2005 A.M.T.
 01-01-24                            5.50               500,000               430,560


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
42  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)
LEASE (CONT.)
New York State Dormitory Authority
 Revenue Bonds
 Consolidated City University System
 Series 1993A
 07-01-13                            5.75%           $3,000,000            $3,208,050
New York State Dormitory Authority
 Revenue Bonds
 New York University Hospital Center
 Series 2006A
 07-01-20                            5.00               500,000               368,225
New York State Dormitory Authority
 Unrefunded Revenue Bonds
 Series 1990B
 05-15-11                            7.50               645,000               714,679
Tobacco Settlement Financing Authority
 Asset-backed Revenue Bonds
 Series 2003A-1
 06-01-16                            5.50               500,000               507,120
                                                                      ---------------
Total                                                                       5,228,634
-------------------------------------------------------------------------------------

MISCELLANEOUS (4.3%)
New York City Trust for Cultural Resources
 Revenue Bonds
 Lincoln Center
 Series 2008C
 12-01-18                            5.25               750,000               770,640
New York City Trust for Cultural Resources
 Revenue Bonds
 Museum of American Folk Art
 Series 2000 (ACA)
 07-01-22                            6.00               825,000               661,023
New York State Dormitory Authority
 Revenue Bonds
 Mt. Sinai School of Medicine
 New York University
 Series 2007 (MBIA Illinois Reinsurance)
 07-01-37                            4.50             1,000,000               867,470
                                                                      ---------------
Total                                                                       2,299,133
-------------------------------------------------------------------------------------

MISCELLANEOUS REVENUE (14.2%)
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2006A
 11-15-22                            5.00               750,000               749,798
New York City Industrial Development Agency
 Revenue Bonds
 Queens Baseball Stadium Pilot
 Series 2006 (AMBAC)
 01-01-23                            5.00               500,000               452,515
 01-01-24                            5.00               500,000               451,735
New York City Industrial Development Agency
 Revenue Bonds
 Yankee Stadium Pilot
 Series 2009 (Assured Guaranty)
 03-01-49                            7.00               250,000               274,233
New York City Trust for Cultural Resources
 Refunding Revenue Bonds
 Museum of Modern Art
 Series 2008-1A
 04-01-28                            5.00             1,000,000             1,008,299
New York State Thruway Authority
 Revenue Bonds
 2nd General Resolution
 Series 2003B (FSA)
 04-01-21                            4.75               835,000               851,767
New York State Thruway Authority
 Revenue Bonds
 Transportation
 Series 2008A
 03-15-28                            5.00             1,000,000             1,012,089
New York State Urban Development Corporation
 Refunding Revenue Bonds
 Service Contract
 Series 2008B
 01-01-29                            4.75               755,000               696,503
Oneida County Industrial Development Agency
 Revenue Bonds
 Hamilton College Civic Facility
 Series 2008
 09-15-22                            5.00               510,000               536,688


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT  43

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------
RiverSource New York Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)
MISCELLANEOUS REVENUE (CONT.)
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 138th
 Series 2004 (MBIA Reinsurance/FGIC) A.M.T.
 12-01-12                            5.00%           $1,000,000            $1,064,279
Seneca Nation Indians Capital Improvements Authority
 Revenue Bonds
 Series 2007A
 12-01-16                            5.25               500,000(d)            391,120
 12-01-23                            5.00               250,000(d)            159,698
                                                                      ---------------
Total                                                                       7,648,724
-------------------------------------------------------------------------------------

PORT DISTRICT (5.2%)
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 143rd
 Series 2006 (FSA) A.M.T.
 10-01-21                            5.00             1,000,000               987,540
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 146th
 Series 2006 (FSA) A.M.T.
 12-01-23                            4.50             1,500,000             1,349,730
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 147th
 Series 2007 (MBIA Reinsurance/FGIC) A.M.T.
 10-15-26                            5.00               500,000               466,625
                                                                      ---------------
Total                                                                       2,803,895
-------------------------------------------------------------------------------------

SPECIAL DISTRICT -- SPECIAL TAX (5.1%)
New York City Transitional Finance Authority
 Revenue Bonds
 Future Tax Secured
 Series 2003D
 02-01-23                            5.00               500,000               511,005
 02-01-31                            5.00             1,000,000               988,149
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2005F
 03-15-23                            5.00               250,000               258,343
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2006C
 12-15-31                            5.00               750,000               741,893
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2007A
 03-15-37                            5.00               250,000               243,735
                                                                      ---------------
Total                                                                       2,743,125
-------------------------------------------------------------------------------------

TOLL ROAD (7.9%)
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2005F
 11-15-12                            5.00               560,000               599,984
 11-15-35                            5.00               500,000               476,595
New York State Thruway Authority
 Revenue Bonds
 Series 2007H (MBIA Reinsurance/FGIC)
 01-01-23                            5.00               500,000               509,270
New York State Thruway Authority
 Revenue Bonds
 Series 2009A-1
 04-01-29                            5.00             1,000,000(g)            993,690
Triborough Bridge & Tunnel Authority
 Refunding Revenue Bonds
 Series 2002B
 11-15-29                            5.13             1,000,000             1,005,800

See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
44  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)
TOLL ROAD (CONT.)
Triborough Bridge & Tunnel Authority
 Revenue Bonds
 General Purpose
 Series 2008
 11-15-15                            5.00%             $620,000              $702,150
                                                                      ---------------
Total                                                                       4,287,489
-------------------------------------------------------------------------------------

WATER & SEWER (11.9%)
Erie County Water Authority
 Revenue Bonds
 4th Resolution
 Series 2007 (MBIA Illinois Reinsurance)
 12-01-34                            4.75               500,000               470,250
New York City Municipal Water Finance Authority
 Revenue Bonds
 Fiscal 2009
 Series 2008A
 06-15-40                            5.75             1,000,000             1,065,490
New York City Municipal Water Finance Authority
 Revenue Bonds
 Series 2002A
 06-15-29                            5.00             1,000,000             1,000,830
New York City Municipal Water Finance Authority
 Revenue Bonds
 Series 2008CC
 06-15-34                            5.00             1,500,000             1,464,120
New York City Municipal Water Finance Authority
 Revenue Bonds
 Series 2008DD
 06-15-38                            4.50               500,000               433,460
New York State Environmental Facilities Corporation
 Revenue Bonds
 Revolving Funds
 New York City Municipal Water Project
 Series 2002B
 06-15-31                            5.00             1,000,000             1,000,830
New York State Environmental Facilities Corporation
 Revenue Bonds
 Revolving Funds
 New York City Municipal Water Project
 Series 2002K
 06-15-28                            5.00             1,000,000             1,007,480
                                                                      ---------------
Total                                                                       6,442,460
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $52,933,766)                                                       $51,132,223
-------------------------------------------------------------------------------------



MUNICIPAL BONDS HELD IN TRUST (2.2%)(f)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(b,c,d)                         RATE              AMOUNT                VALUE(a)
HOUSING -- SINGLE FAMILY
New York Mortgage Agency
 Revenue Bonds
 Series 2002 A.M.T.
 04-01-32                            5.40%           $1,280,000            $1,180,499
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS HELD IN TRUST
(Cost: $1,279,892)                                                         $1,180,499
-------------------------------------------------------------------------------------



MUNICIPAL NOTES (2.1%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUE(b,c,e)                         YIELD            MATURITY               VALUE(a)
City of New York
 Unlimited General Obligation Bonds
 V.R.D.N. Sub Series 2005E-2 (Bank of America)
 08-01-34                            0.45%           $1,110,000            $1,110,000
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL NOTES
(Cost: $1,110,000)                                                         $1,110,000
-------------------------------------------------------------------------------------






                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT  45

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------
RiverSource New York Tax-Exempt Fund

MONEY MARKET FUND (3.1%)
                                                       SHARES                VALUE(a)
JPMorgan Tax Free Money Market Fund                  1,676,972             $1,676,972
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $1,676,972)                                                         $1,676,972
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $57,000,630)(h)                                                    $55,099,694
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA    --   ACA Financial Guaranty Corporation
     AMBAC  --   Ambac Assurance Corporation
     BHAC   --   Berkshire Hathaway Assurance Corporation
     BIG    --   Bond Investors Guarantee
     CGIC   --   Capital Guaranty Insurance Company
     CIFG   --   IXIS Financial Guaranty
     FGIC   --   Financial Guaranty Insurance Company
     FHA    --   Federal Housing Authority
     FHLMC  --   Federal Home Loan Mortgage Corporation
     FNMA   --   Federal National Mortgage Association
     FSA    --   Financial Security Assurance
     GNMA   --   Government National Mortgage Association
     MBIA   --   MBIA Insurance Corporation
     XLCA   --   XL Capital Assurance


(c)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.    --   Alternative Minimum Tax -- At Feb. 28, 2009, the value
                    of securities subject to alternative minimum tax
                    represented 12.2% of net assets.
     B.A.N.    --   Bond Anticipation Note
     C.P.      --   Commercial Paper
     R.A.N.    --   Revenue Anticipation Note
     T.A.N.    --   Tax Anticipation Note
     T.R.A.N.  --   Tax & Revenue Anticipation Note
     V.R.      --   Variable Rate
     V.R.D.B.  --   Variable Rate Demand Bond
     V.R.D.N.  --   Variable Rate Demand Note


(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Feb. 28, 2009, the value of these securities amounted to $1,731,317 or 3.2% of net assets.


--------------------------------------------------------------------------------
46  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(e) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2009.

(f)  Municipal Bonds Held in Trust -- See Note 1 to the financial statements.

(g) At Feb. 28, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $997,440. See Note 1 to the financial statements.

(h) At Feb. 28, 2009, the cost of securities for federal income tax purposes was approximately $56,231,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                          $1,300,000
     Unrealized depreciation                          (3,201,000)
     -----------------------------------------------------------
     Net unrealized depreciation                     $(1,901,000)
     -----------------------------------------------------------





--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT  47

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------
RiverSource New York Tax-Exempt Fund

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Feb. 28, 2009:

                                        FAIR VALUE AT FEB. 28, 2009
                         --------------------------------------------------------
                              LEVEL 1        LEVEL 2
                           QUOTED PRICES      OTHER        LEVEL 3
                             IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                            MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION              IDENTICAL ASSETS     INPUTS       INPUTS        TOTAL
---------------------------------------------------------------------------------
Investments in
  securities                $1,676,972     $53,422,722       $--      $55,099,694





HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
48  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES -------------------------------------------


                                                                     RIVERSOURCE   RIVERSOURCE  RIVERSOURCE
                                                                      CALIFORNIA     MINNESOTA     NEW YORK
                                                                      TAX-EXEMPT    TAX-EXEMPT   TAX-EXEMPT
FEB. 28, 2009 (UNAUDITED)                                                   FUND          FUND         FUND
ASSETS
Investments in securities, at value (identified cost
  $170,224,126, $314,427,822 and $57,000,630)                       $161,077,182  $309,429,148  $55,099,694
Capital shares receivable                                                 44,870       160,000       17,112
Accrued interest receivable                                            1,836,984     3,667,018      682,782
Receivable for investment securities sold                                     --         8,665           --
-----------------------------------------------------------------------------------------------------------
Total assets                                                         162,959,036   313,264,831   55,799,588
-----------------------------------------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                         78,372       144,879       22,806
Capital shares payable                                                    25,138       325,035        3,319
Payable for investment securities purchased                                   --            --      997,440
Short-term floating rate notes outstanding                             2,250,000    10,950,000      770,000
Accrued investment management services fees                                1,807         3,359          607
Accrued distribution fees                                                 32,138        60,412       10,672
Accrued transfer agency fees                                                 166           440           92
Accrued administrative services fees                                         308           580          104
Other accrued expenses                                                    44,469        54,526       35,059
-----------------------------------------------------------------------------------------------------------
Total liabilities                                                      2,432,398    11,539,231    1,840,099
-----------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares                         $160,526,638  $301,725,600  $53,959,489
-----------------------------------------------------------------------------------------------------------

REPRESENTED BY
Shares of beneficial interest -- $.01 par value                     $    345,022  $    608,392  $   116,250
Additional paid-in capital                                           171,681,668   311,321,171   56,655,176
Undistributed net investment income                                       41,410        74,709       17,138
Accumulated net realized gain (loss)                                  (2,394,518)   (5,279,998)    (928,139)
Unrealized appreciation (depreciation) on investments                 (9,146,944)   (4,998,674)  (1,900,936)
-----------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  shares                                                            $160,526,638  $301,725,600  $53,959,489
-----------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT  49

STATEMENTS OF ASSETS AND LIABILITIES (continued) -------------------------------

                                            RIVERSOURCE   RIVERSOURCE  RIVERSOURCE
                                             CALIFORNIA     MINNESOTA     NEW YORK
                                             TAX-EXEMPT    TAX-EXEMPT   TAX-EXEMPT
FEB. 28, 2009 (UNAUDITED)                          FUND          FUND         FUND
Net assets applicable to
  outstanding shares:      Class A         $154,185,637  $279,874,417  $49,912,352
                           Class B         $  3,981,997  $ 13,120,232  $ 3,322,260
                           Class C         $  2,359,004  $  8,730,951  $   724,877
Outstanding shares of
  beneficial interest:     Class A shares    33,139,463    56,434,159   10,753,041
                           Class B shares       856,393     2,644,729      715,771
                           Class C shares       506,373     1,760,263      156,184
Net asset value per
  share:                   Class A(1)      $       4.65  $       4.96  $      4.64
                           Class B         $       4.65  $       4.96  $      4.64
                           Class C         $       4.66  $       4.96  $      4.64
----------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A for RiverSource California Tax-Exempt Fund, RiverSource Minnesota Tax-Exempt Fund and RiverSource New York Tax-Exempt Fund is $4.88, $5.21 and $4.87, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
50  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT

STATEMENTS OF OPERATIONS -------------------------------------------------------


                                                                        RIVERSOURCE  RIVERSOURCE  RIVERSOURCE
                                                                         CALIFORNIA    MINNESOTA     NEW YORK
                                                                         TAX-EXEMPT   TAX-EXEMPT   TAX-EXEMPT
SIX MONTHS ENDED FEB. 28, 2009 (UNAUDITED)                                     FUND         FUND         FUND
INVESTMENT INCOME
Income:
Interest                                                                $ 4,341,573  $ 7,713,259  $ 1,346,261
-------------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fees                                         330,714      593,104      106,279
Distribution fees
  Class A                                                                   193,446      338,651       59,904
  Class B                                                                    20,560       64,854       16,202
  Class C                                                                    12,274       40,275        3,399
Transfer agency fees
  Class A                                                                    29,516       73,452       15,311
  Class B                                                                       869        3,840        1,119
  Class C                                                                       499        2,285          232
Administrative services fees                                                 56,463      102,181       18,145
Interest and fee expense                                                     37,294      158,337        9,847
Compensation of board members                                                 2,750        5,015          890
Custodian fees                                                               10,650       12,875        5,512
Printing and postage                                                          3,685       19,675       11,800
Registration fees                                                            21,300       24,144       22,800
Professional fees                                                            16,165       17,496       15,079
Other                                                                         3,765        5,192        1,749
-------------------------------------------------------------------------------------------------------------
Total expenses                                                              739,950    1,461,376      288,268
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                              (39,561)     (68,719)     (58,313)
  Earnings and bank fee credits on cash balances                             (2,507)      (3,043)          --
-------------------------------------------------------------------------------------------------------------
Total net expenses                                                          697,882    1,389,614      229,955
-------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                           3,643,691    6,323,645    1,116,306
-------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on security transactions                          (182,100)  (1,274,703)    (579,843)
Net change in unrealized appreciation (depreciation) on
  investments                                                            (9,269,954)  (8,366,428)  (1,984,638)
-------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                           (9,452,054)  (9,641,131)  (2,564,481)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         $(5,808,363) $(3,317,486) $(1,448,175)
-------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT  51

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                             RIVERSOURCE
                                                                      CALIFORNIA TAX-EXEMPT FUND
                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                      FEB. 28, 2009  AUG. 31, 2008
                                                                        (Unaudited)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                        $  3,643,691   $  6,941,429
Net realized gain (loss) on investments                                    (182,100)    (1,876,280)
Net change in unrealized appreciation (depreciation) on
  investments                                                            (9,269,954)    (1,439,312)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          (5,808,363)     3,625,837
--------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                              (3,521,537)    (6,676,981)
    Class B                                                                 (78,001)      (186,183)
    Class C                                                                 (46,569)       (67,785)
  Net realized gain
    Class A                                                                      --     (1,181,240)
    Class B                                                                      --        (42,325)
    Class C                                                                      --        (10,896)
--------------------------------------------------------------------------------------------------
Total distributions                                                      (3,646,107)    (8,165,410)
--------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                         11,685,465     65,548,797
  Class B shares                                                            340,431        841,055
  Class C shares                                                            204,317      1,663,705
Reinvestment of distributions at net asset value
  Class A shares                                                          2,381,962      5,715,149
  Class B shares                                                             65,448        208,722
  Class C shares                                                             38,984         69,070
Payments for redemptions
  Class A shares                                                        (22,885,686)   (59,067,436)
  Class B shares                                                           (876,570)    (2,298,575)
  Class C shares                                                           (567,312)      (741,437)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions                (9,612,961)    11,939,050
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                 (19,067,431)     7,399,477
Net assets at beginning of period                                       179,594,069    172,194,592
--------------------------------------------------------------------------------------------------
Net assets at end of period                                            $160,526,638   $179,594,069
--------------------------------------------------------------------------------------------------
Undistributed net investment income                                    $     41,410   $     43,826
--------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
52  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                             RIVERSOURCE
                                                                      MINNESOTA TAX-EXEMPT FUND
                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                      FEB. 28, 2009  AUG. 31, 2008
                                                                        (Unaudited)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                        $  6,323,645   $ 12,238,164
Net realized gain (loss) on investments                                  (1,274,703)    (1,301,693)
Net change in unrealized appreciation (depreciation) on
  investments                                                            (8,366,428)      (383,745)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          (3,317,486)    10,552,726
--------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                              (6,110,014)   (11,396,501)
    Class B                                                                (243,883)      (578,310)
    Class C                                                                (151,409)      (248,552)
--------------------------------------------------------------------------------------------------
Total distributions                                                      (6,505,306)   (12,223,363)
--------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                         24,482,596     47,044,047
  Class B shares                                                            677,766      1,495,288
  Class C shares                                                          1,130,974      2,599,145
Reinvestment of distributions at net asset value
  Class A shares                                                          5,003,352      9,552,532
  Class B shares                                                            214,809        516,735
  Class C shares                                                            132,980        222,405
Payments for redemptions
  Class A shares                                                        (29,794,994)   (53,551,129)
  Class B shares                                                         (1,291,306)    (7,639,629)
  Class C shares                                                           (738,461)    (1,341,812)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions                  (182,284)    (1,102,418)
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                 (10,005,076)    (2,773,055)
Net assets at beginning of period                                       311,730,676    314,503,731
--------------------------------------------------------------------------------------------------
Net assets at end of period                                            $301,725,600   $311,730,676
--------------------------------------------------------------------------------------------------
Undistributed net investment income                                    $     74,709   $    256,370
--------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT  53

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------

                                                                             RIVERSOURCE
                                                                       NEW YORK TAX-EXEMPT FUND
                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                      FEB. 28, 2009  AUG. 31, 2008
                                                                        (Unaudited)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                         $ 1,116,306   $  2,349,562
Net realized gain (loss) on investments                                    (579,843)      (245,291)
Net change in unrealized appreciation (depreciation) on
  investments                                                            (1,984,638)      (522,090)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          (1,448,175)     1,582,181
--------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                              (1,044,356)    (2,189,003)
    Class B                                                                 (58,437)      (134,397)
    Class C                                                                 (12,252)       (23,906)
  Net realized gain
    Class A                                                                      --        (98,846)
    Class B                                                                      --         (7,550)
    Class C                                                                      --         (1,363)
--------------------------------------------------------------------------------------------------
Total distributions                                                      (1,115,045)    (2,455,065)
--------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                          4,336,955      4,185,226
  Class B shares                                                            106,912        277,150
  Class C shares                                                             75,188        115,478
Reinvestment of distributions at net asset value
  Class A shares                                                            854,804      1,915,808
  Class B shares                                                             49,684        125,138
  Class C shares                                                             11,520         24,019
Payments for redemptions
  Class A shares                                                         (5,467,726)   (11,068,956)
  Class B shares                                                           (187,975)    (1,394,638)
  Class C shares                                                            (49,734)      (204,109)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions                  (270,372)    (6,024,884)
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  (2,833,592)    (6,897,768)
Net assets at beginning of period                                        56,793,081     63,690,849
--------------------------------------------------------------------------------------------------
Net assets at end of period                                             $53,959,489   $ 56,793,081
--------------------------------------------------------------------------------------------------
Undistributed net investment income                                     $    17,138   $     15,877
--------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
54  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

RiverSource California Tax-Exempt Fund

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                       SIX
                                                    MONTHS                                 PERIOD
                                                     ENDED                                  ENDED
                                                  FEB. 28,       YEAR ENDED AUG. 31,     AUG. 31,       YEAR ENDED JUNE 30,
                                                      2009         2008         2007     2006(b)          2006         2005
                                                  (UNAUDI-
                                                      TED)
Net asset value, beginning of period                 $4.90        $5.03        $5.16        $5.06        $5.27        $5.11
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .10(c)       .20(c)       .20(c)       .03          .19          .20
Net gains (losses) (both realized and
 unrealized)                                          (.25)        (.09)        (.13)         .10         (.15)         .23
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.15)         .11          .07          .13          .04          .43
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.10)        (.20)        (.20)        (.03)        (.19)        (.20)
Distributions from realized gains                       --         (.04)          --           --         (.06)        (.07)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                   (.10)        (.24)        (.20)        (.03)        (.25)        (.27)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.65        $4.90        $5.03        $5.16        $5.06        $5.27
---------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $154         $172         $164         $170         $171         $190
---------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (including interest and
 fee expense)(d),(e)                                  .89%(f)      .87%         .88%          N/A          N/A          N/A
---------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (including interest and
 fee expense)(e),(g),(h)                              .84%(f)      .80%         .80%          N/A          N/A          N/A
---------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (excluding interest and
 fee expense)(d)                                      .84%(f)      .86%         .87%         .87%(f)      .88%         .86%
---------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (excluding interest and
 fee expense)(g),(h)                                  .79%(f)      .79%         .79%         .79%(f)      .81%         .86%
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         4.54%(f)     4.01%        3.89%        3.81%(f)     3.69%        3.71%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                22%          49%          62%           7%          20%          28%
---------------------------------------------------------------------------------------------------------------------------
Total return(i)                                     (2.92%)(j)    2.13%        1.35%        2.63%(j)      .81%        8.53%
---------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from July 1, 2006 to Aug. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses.
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Feb. 28, 2009 were less than 0.01% of average net assets. Earnings and bank fee credits lowered the expense ratio by 0.01% of average net assets for the year ended Aug. 31, 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT  55

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

RiverSource California Tax-Exempt Fund



CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                       SIX
                                                    MONTHS                                 PERIOD
                                                     ENDED                                  ENDED
                                                  FEB. 28,       YEAR ENDED AUG. 31,     AUG. 31,       YEAR ENDED JUNE 30,
                                                      2009         2008         2007     2006(b)          2006         2005
                                                  (UNAUDI-
                                                      TED)
Net asset value, beginning of period                 $4.90        $5.03        $5.16        $5.06        $5.27        $5.11
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .09(c)       .16(c)       .16(c)       .03          .15          .16
Net gains (losses) (both realized and
 unrealized)                                          (.25)        (.09)        (.13)         .10         (.15)         .23
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.16)         .07          .03          .13           --          .39
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.09)        (.16)        (.16)        (.03)        (.15)        (.16)
Distributions from realized gains                       --         (.04)          --           --         (.06)        (.07)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                   (.09)        (.20)        (.16)        (.03)        (.21)        (.23)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.65        $4.90        $5.03        $5.16        $5.06        $5.27
---------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $4           $5           $6           $9          $11          $16
---------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (including interest and
 fee expense)(d),(e)                                 1.64%(f)     1.62%        1.63%          N/A          N/A          N/A
---------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (including interest and
 fee expense)(e),(g),(h)                             1.59%(f)     1.55%        1.55%          N/A          N/A          N/A
---------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (excluding interest and
 fee expense)(d)                                     1.59%(f)     1.61%        1.62%        1.62%(f)     1.63%        1.61%
---------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (excluding interest and
 fee expense)(g),(h)                                 1.54%(f)     1.54%        1.54%        1.55%(f)     1.57%        1.61%
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         3.80%(f)     3.27%        3.12%        3.01%(f)     2.92%        2.95%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                22%          49%          62%           7%          20%          28%
---------------------------------------------------------------------------------------------------------------------------
Total return(i)                                     (3.28%)(j)    1.37%         .59%        2.50%(j)      .05%        7.72%
---------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from July 1, 2006 to Aug. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses.
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Feb. 28, 2009 were less than 0.01% of average net assets. Earnings and bank fee credits lowered the expense ratio by 0.01% of average net assets for the year ended Aug. 31, 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
56  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                       SIX
                                                    MONTHS                                 PERIOD
                                                     ENDED                                  ENDED
                                                  FEB. 28,       YEAR ENDED AUG. 31,     AUG. 31,       YEAR ENDED JUNE 30,
                                                      2009         2008         2007     2006(b)          2006         2005
                                                  (UNAUDI-
                                                      TED)
Net asset value, beginning of period                 $4.91        $5.04        $5.17        $5.07        $5.28        $5.12
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .09(c)       .16(c)       .16(c)       .03          .15          .16
Net gains (losses) (both realized and
 unrealized)                                          (.25)        (.09)        (.13)         .10         (.15)         .23
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.16)         .07          .03          .13           --          .39
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.09)        (.16)        (.16)        (.03)        (.15)        (.16)
Distributions from realized gains                       --         (.04)          --           --         (.06)        (.07)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                   (.09)        (.20)        (.16)        (.03)        (.21)        (.23)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.66        $4.91        $5.04        $5.17        $5.07        $5.28
---------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $2           $3           $2           $2           $2           $3
---------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (including interest and
 fee expense)(d),(e)                                 1.64%(f)     1.62%        1.63%          N/A          N/A          N/A
---------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (including interest and
 fee expense)(e),(g),(h)                             1.59%(f)     1.55%        1.55%          N/A          N/A          N/A
---------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (excluding interest and
 fee expense)(d)                                     1.59%(f)     1.61%        1.62%        1.63%(f)     1.64%        1.62%
---------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (excluding interest and
 fee expense)(g),(h)                                 1.54%(f)     1.54%        1.54%        1.55%(f)     1.58%        1.62%
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         3.79%(f)     3.18%        3.13%        3.05%(f)     2.93%        2.94%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                22%          49%          62%           7%          20%          28%
---------------------------------------------------------------------------------------------------------------------------
Total return(i)                                     (3.27%)(j)    1.38%         .60%        2.50%(j)      .06%        7.71%
---------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from July 1, 2006 to Aug. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses.
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Feb. 28, 2009 were less than 0.01% of average net assets. Earnings and bank fee credits lowered the expense ratio by 0.01% of average net assets for the year ended Aug. 31, 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT  57

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

RiverSource Minnesota Tax-Exempt Fund

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                       SIX
                                                    MONTHS                                 PERIOD
                                                     ENDED                                  ENDED
                                                  FEB. 28,       YEAR ENDED AUG. 31,     AUG. 31,       YEAR ENDED JUNE 30,
                                                      2009         2008         2007     2006(b)          2006         2005
                                                  (UNAUDI-
                                                      TED)
Net asset value, beginning of period                 $5.11        $5.14        $5.27        $5.17        $5.35        $5.20
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .11(c)       .21(c)       .19(c)       .03          .18          .18
Net gains (losses) (both realized and
 unrealized)                                          (.15)        (.03)        (.13)         .10         (.17)         .17
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.04)         .18          .06          .13          .01          .35
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.11)        (.21)        (.19)        (.03)        (.18)        (.18)
Distributions from realized gains                       --           --           --           --         (.01)        (.02)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                   (.11)        (.21)        (.19)        (.03)        (.19)        (.20)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.96        $5.11        $5.14        $5.27        $5.17        $5.35
---------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $280         $289         $288         $309         $303         $341
---------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (including interest and
 fee expense)(d),(e)                                  .95%(f)      .99%        1.05%        1.06%(f)     1.01%         .95%
---------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (including interest and
 fee expense)(e),(g),(h)                              .90%(f)      .95%         .99%         .98%(f)      .96%         .95%
---------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (excluding interest and
 fee expense)(d)                                      .84%(f)      .83%         .85%         .87%(f)      .86%         .85%
---------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (excluding interest and
 fee expense)(g),(h)                                  .79%(f)      .79%         .79%         .79%(f)      .81%         .85%
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         4.38%(f)     4.05%        3.70%        3.60%(f)     3.52%        3.37%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                14%          23%          26%           3%          13%          15%
---------------------------------------------------------------------------------------------------------------------------
Total return(i)                                      (.73%)(j)    3.50%        1.26%        2.56%(j)      .29%        6.73%
---------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from July 1, 2006 to Aug. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses.
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Feb. 28, 2009 were less than 0.01% of average net assets. Earnings and bank fee credits lowered the expense ratio by 0.01% of average net assets for the year ended Aug. 31, 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
58  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                       SIX
                                                    MONTHS                                 PERIOD
                                                     ENDED                                  ENDED
                                                  FEB. 28,       YEAR ENDED AUG. 31,     AUG. 31,       YEAR ENDED JUNE 30,
                                                      2009         2008         2007     2006(b)          2006         2005
                                                  (UNAUDI-
                                                      TED)
Net asset value, beginning of period                 $5.12        $5.15        $5.27        $5.17        $5.35        $5.20
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .09(c)       .17(c)       .15(c)       .03          .14          .14
Net gains (losses) (both realized and
 unrealized)                                          (.16)        (.03)        (.11)         .10         (.17)         .17
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.07)         .14          .04          .13         (.03)         .31
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.09)        (.17)        (.16)        (.03)        (.14)        (.14)
Distributions from realized gains                       --           --           --           --         (.01)        (.02)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                   (.09)        (.17)        (.16)        (.03)        (.15)        (.16)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.96        $5.12        $5.15        $5.27        $5.17        $5.35
---------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $13          $14          $20          $29          $34          $49
---------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (including interest and
 fee expense)(d),(e)                                 1.70%(f)     1.75%        1.80%        1.81%(f)     1.77%        1.70%
---------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (including interest and
 fee expense)(e),(g),(h)                             1.65%(f)     1.70%        1.75%        1.74%(f)     1.72%        1.70%
---------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (excluding interest and
 fee expense)(d)                                     1.59%(f)     1.59%        1.60%        1.62%(f)     1.62%        1.60%
---------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (excluding interest and
 fee expense)(g),(h)                                 1.54%(f)     1.54%        1.55%        1.55%(f)     1.57%        1.60%
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         3.63%(f)     3.29%        2.93%        2.81%(f)     2.75%        2.62%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                14%          23%          26%           3%          13%          15%
---------------------------------------------------------------------------------------------------------------------------
Total return(i)                                     (1.29%)(j)    2.72%         .70%        2.42%(j)     (.47%)       5.94%
---------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from July 1, 2006 to Aug. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses.
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Feb. 28, 2009 were less than 0.01% of average net assets. Earnings and bank fee credits lowered the expense ratio by 0.01% of average net assets for the year ended Aug. 31, 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT  59

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

RiverSource Minnesota Tax-Exempt Fund

CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                       SIX
                                                    MONTHS                                 PERIOD
                                                     ENDED                                  ENDED
                                                  FEB. 28,       YEAR ENDED AUG. 31,     AUG. 31,       YEAR ENDED JUNE 30,
                                                      2009         2008         2007     2006(b)          2006         2005
                                                  (UNAUDI-
                                                      TED)
Net asset value, beginning of period                 $5.12        $5.15        $5.27        $5.17        $5.35        $5.20
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .09(c)       .17(c)       .15(c)       .03          .14          .14
Net gains (losses) (both realized and
 unrealized)                                          (.16)        (.03)        (.11)         .10         (.17)         .17
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.07)         .14          .04          .13         (.03)         .31
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.09)        (.17)        (.16)        (.03)        (.14)        (.14)
Distributions from realized gains                       --           --           --           --         (.01)        (.02)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                   (.09)        (.17)        (.16)        (.03)        (.15)        (.16)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.96        $5.12        $5.15        $5.27        $5.17        $5.35
---------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $9           $8           $7           $8           $8           $9
---------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (including interest and
 fee expense)(d),(e)                                 1.70%(f)     1.75%        1.80%        1.82%(f)     1.77%        1.71%
---------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (including interest and
 fee expense)(e),(g),(h)                             1.65%(f)     1.70%        1.75%        1.74%(f)     1.72%        1.71%
---------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (excluding interest and
 fee expense)(d)                                     1.59%(f)     1.59%        1.60%        1.63%(f)     1.62%        1.61%
---------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (excluding interest and
 fee expense)(g),(h)                                 1.54%(f)     1.54%        1.55%        1.55%(f)     1.57%        1.61%
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         3.63%(f)     3.29%        2.94%        2.84%(f)     2.76%        2.62%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                14%          23%          26%           3%          13%          15%
---------------------------------------------------------------------------------------------------------------------------
Total return(i)                                     (1.29%)(j)    2.72%         .70%        2.42%(j)     (.47%)       5.94%
---------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from July 1, 2006 to Aug. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses.
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Feb. 28, 2009 were less than 0.01% of average net assets. Earnings and bank fee credits lowered the expense ratio by 0.01% of average net assets for the year ended Aug. 31, 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
60  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource New York Tax-Exempt Fund

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                       SIX
                                                    MONTHS                                 PERIOD
                                                     ENDED                                  ENDED
                                                  FEB. 28,       YEAR ENDED AUG. 31,     AUG. 31,       YEAR ENDED JUNE 30,
                                                      2009         2008         2007     2006(b)          2006         2005
                                                  (UNAUDI-
                                                      TED)
Net asset value, beginning of period                 $4.85        $4.93        $5.05        $4.95        $5.18        $5.07
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .10(c)       .20(c)       .19(c)       .03          .19          .18
Net gains (losses) (both realized and
 unrealized)                                          (.21)        (.07)        (.11)         .10         (.18)         .17
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.11)         .13          .08          .13          .01          .35
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.10)        (.20)        (.19)        (.03)        (.19)        (.18)
Distributions from realized gains                       --         (.01)        (.01)          --         (.05)        (.06)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                   (.10)        (.21)        (.20)        (.03)        (.24)        (.24)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.64        $4.85        $4.93        $5.05        $4.95        $5.18
---------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $50          $53          $58          $63          $63          $73
---------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (including interest and
 fee expense)(d),(e)                                 1.05%(f)     1.12%        1.18%        1.20%(f)     1.13%        1.02%
---------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (including interest and
 fee expense)(e),(g),(h)                              .83%(f)      .93%        1.00%         .98%(f)      .98%         .98%
---------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (excluding interest and
 fee expense)(d)                                     1.01%(f)      .98%         .97%        1.01%(f)      .96%         .92%
---------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (excluding interest and
 fee expense)(g),(h)                                  .79%(f)      .79%         .79%         .79%(f)      .81%         .88%
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         4.36%(f)     4.03%        3.81%        3.77%(f)     3.75%        3.47%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                15%          31%          28%           7%          17%          30%
---------------------------------------------------------------------------------------------------------------------------
Total return(i)                                     (2.23%)(j)    2.59%        1.53%        2.67%(j)      .20%        7.04%
---------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from July 1, 2006 to Aug. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses.
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits lowered the expense ratio by 0.01% for the year ended Aug. 31, 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT  61

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

RiverSource New York Tax-Exempt Fund



CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                       SIX
                                                    MONTHS                                 PERIOD
                                                     ENDED                                  ENDED
                                                  FEB. 28,       YEAR ENDED AUG. 31,     AUG. 31,       YEAR ENDED JUNE 30,
                                                      2009         2008         2007     2006(b)          2006         2005
                                                  (UNAUDI-
                                                      TED)
Net asset value, beginning of period                 $4.85        $4.93        $5.05        $4.95        $5.18        $5.07
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .08(c)       .16(c)       .15(c)       .03          .15          .14
Net gains (losses) (both realized and
 unrealized)                                          (.21)        (.07)        (.11)         .10         (.18)         .17
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.13)         .09          .04          .13         (.03)         .31
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.08)        (.16)        (.15)        (.03)        (.15)        (.14)
Distributions from realized gains                       --         (.01)        (.01)          --         (.05)        (.06)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                   (.08)        (.17)        (.16)        (.03)        (.20)        (.20)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.64        $4.85        $4.93        $5.05        $4.95        $5.18
---------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $3           $4           $5           $7           $8          $11
---------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (including interest and
 fee expense)(d),(e)                                 1.81%(f)     1.87%        1.93%        1.95%(f)     1.88%        1.77%
---------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (including interest and
 fee expense)(e),(g),(h)                             1.58%(f)     1.68%        1.76%        1.74%(f)     1.75%        1.74%
---------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (excluding interest and
 fee expense)(d)                                     1.77%(f)     1.73%        1.72%        1.76%(f)     1.71%        1.67%
---------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (excluding interest and
 fee expense)(g),(h)                                 1.54%(f)     1.54%        1.55%        1.55%(f)     1.58%        1.64%
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         3.61%(f)     3.28%        3.05%        2.98%(f)     2.98%        2.70%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                15%          31%          28%           7%          17%          30%
---------------------------------------------------------------------------------------------------------------------------
Total return(i)                                     (2.59%)(j)    1.83%         .76%        2.54%(j)     (.55%)       6.23%
---------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from July 1, 2006 to Aug. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses.
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits lowered the expense ratio by 0.01% for the year ended Aug. 31, 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
62  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                       SIX
                                                    MONTHS                                 PERIOD
                                                     ENDED                                  ENDED
                                                  FEB. 28,       YEAR ENDED AUG. 31,     AUG. 31,       YEAR ENDED JUNE 30,
                                                      2009         2008         2007     2006(b)          2006         2005
                                                  (UNAUDI-
                                                      TED)
Net asset value, beginning of period                 $4.85        $4.92        $5.05        $4.95        $5.18        $5.07
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .08(c)       .16(c)       .15(c)       .03          .15          .14
Net gains (losses) (both realized and
 unrealized)                                          (.21)        (.06)        (.12)         .10         (.18)         .17
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.13)         .10          .03          .13         (.03)         .31
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.08)        (.16)        (.15)        (.03)        (.15)        (.14)
Distributions from realized gains                       --         (.01)        (.01)          --         (.05)        (.06)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                   (.08)        (.17)        (.16)        (.03)        (.20)        (.20)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.64        $4.85        $4.92        $5.05        $4.95        $5.18
---------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $1           $1           $1           $1           $1           $1
---------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (including interest and
 fee expense)(d),(e)                                 1.81%(f)     1.87%        1.93%        1.97%(f)     1.89%        1.78%
---------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (including interest and
 fee expense)(e),(g),(h)                             1.58%(f)     1.68%        1.76%        1.74%(f)     1.75%        1.74%
---------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (excluding interest and
 fee expense)(d)                                     1.77%(f)     1.73%        1.72%        1.78%(f)     1.72%        1.68%
---------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (excluding interest and
 fee expense)(g),(h)                                 1.54%(f)     1.54%        1.55%        1.55%(f)     1.58%        1.64%
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         3.61%(f)     3.28%        3.05%        3.01%(f)     2.99%        2.70%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                15%          31%          28%           7%          17%          30%
---------------------------------------------------------------------------------------------------------------------------
Total return(i)                                     (2.59%)(j)    2.04%         .56%        2.54%(j)     (.55%)       6.23%
---------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from July 1, 2006 to Aug. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses.
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits lowered the expense ratio by 0.01% for the year ended Aug. 31, 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT  63

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS TO FEB. 28, 2009)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource California Tax-Exempt Trust and RiverSource Special Tax-Exempt Series Trust are organized as Massachusetts business trusts. RiverSource California Tax-Exempt Trust includes only RiverSource California Tax-Exempt Fund. RiverSource Special Tax-Exempt Series Trust is a "series fund" that is currently composed of individual state tax-exempt funds, including RiverSource Minnesota Tax-Exempt Fund and RiverSource New York Tax-Exempt Fund (together with RiverSource California Tax-Exempt Fund, herein after referred to as the Funds). The Funds are non-diversified, open-end management investment companies as defined in the Investment Company Act of 1940 (as amended). Each Fund has unlimited authorized shares of beneficial interest.

Each Fund's goal is to provide a high level of income generally exempt from federal income tax as well as from the respective state and local income tax. A portion of each Fund's assets may be invested in bonds whose interest is subject to the alternative minimum tax computation. The Funds concentrate their investments in a single state and therefore may have more credit risk related to the economic conditions of the respective state than funds that have a broader geographical diversification.

Each Fund offers Class A, Class B and Class C shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g. distribution fees, transfer agency fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Each Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.


--------------------------------------------------------------------------------
64  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


VALUATION OF SECURITIES
Effective Sept. 1, 2008, each Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statements of Operations for a fiscal period. There was no impact to each Fund's net assets or results of operations upon adoption. The fair valuation measurements disclosure can be found following the Notes to Portfolio of Investments.

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. The procedures adopted by the Board of Trustees (the Board) generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time. Swap transactions are valued through an authorized pricing service, broker, or an internal model.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost which approximates fair value.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS
Delivery and payment for securities that have been purchased by the Funds on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect each Fund's net assets the same as owned securities. The Funds designate cash or liquid securities at least equal to the amount of its forward-

--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT  65

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

commitments. At Feb. 28, 2009, RiverSource New York Tax-Exempt Fund has outstanding when-issued securities of $997,440.

OPTION TRANSACTIONS
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Funds may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Funds to secure certain over-the-counter options (OTC options) trades. Cash collateral held by the Funds for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the New York Stock Exchange. The Funds will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Funds will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid. At Feb. 28, 2009, and for the six months then ended, the Funds had no outstanding options contracts.

FUTURES TRANSACTIONS
To gain exposure to or protect itself from market changes, the Funds may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Funds are required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the

--------------------------------------------------------------------------------
66  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Funds recognize a realized gain or loss when the contract is closed or expires. At Feb. 28, 2009, the Funds had no outstanding futures contracts.

INTEREST RATE SWAP TRANSACTIONS
Each Fund may enter into interest rate swap agreements to produce incremental earnings, to gain exposure to or protect themselves from market changes, or to synthetically add or subtract principal exposure to the municipal market. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting; whereby the accrual for the exchange of cash flows does not begin until a specified date in the future (the "effective date"). The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Funds will realize a gain or loss upon the payment or receipt of accrued interest. The Funds will realize a gain or a loss when the interest rate swap is terminated.

Risks of entering into an interest rate swap include a lack of correlation between swaps and the portfolio of municipal bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swap to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions entered. At Feb. 28, 2009, the Funds had no outstanding interest rate swap contracts.

INVERSE FLOATER PROGRAM TRANSACTIONS
Each Fund may enter into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The residual interests held by each Fund (inverse floating rate securities) include the right of each Fund (1) to cause the holders of the short-term floating rate notes to tender their notes at par, and (2) to transfer the municipal bonds from the trusts to each Fund, thereby collapsing the trusts.

--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT  67

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

The municipal bonds transferred to the trusts remain in each Fund's investments in securities and the related short-term floating rate notes are reflected as Fund liabilities under the caption "Short-term floating rate notes outstanding" in the Statements of Assets and Liabilities. The notes issued by the trusts have interest rates that are multi-modal, which means that they can be reset to a new or different mode at the reset date (e.g., mode can be daily, weekly, monthly, or a fixed specific date) at the discretion of the holder of the inverse floating rate security. The floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. The income received by the inverse floating rate security holder varies inversely with the short-term rate paid to the floating rate note holders, and in most circumstances the inverse floating rate security holder bears substantially all of the underlying bond's downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond's value. The inverse floating rate security holder will be subject to greater interest rate risk than if they were to hold the underlying bond because the interest rate is dependent on both the fixed coupon rate of the underlying bond and the short-term interest rate paid on the floating rate notes. The inverse floating rate security holder is also subject to the credit risk, liquidity risk and market risk associated with the underlying bond. The bonds held by the trusts serve as collateral for the short-term floating rate notes outstanding. Contractual maturities and interest rates of the municipal bonds held in trust at Feb. 28, 2009, are presented in the Portfolio of Investments. The inclusion of interest and fee expense related to the short-term floating rate notes corresponds to an equal increase in interest income from the fixed rate municipal bonds held in trust. For the six months ended Feb. 28, 2009, the average short-term floating rate notes outstanding and the average interest rate and fees related to these short-term floating rate notes was as follows:

                                                            AVERAGE
                                        AVERAGE          INTEREST RATE
                                       SHORT-TERM     AND FEES RELATED TO
                                     FLOATING RATE    SHORT-TERM FLOATING
FUND                               NOTES OUTSTANDING       RATE NOTES
-------------------------------------------------------------------------
RiverSource California Tax-Exempt
  Fund                                $ 2,552,885             2.92%
RiverSource Minnesota Tax-Exempt
  Fund                                 11,856,962             2.67
RiverSource New York Tax-Exempt
  Fund                                    778,322             2.53


GUARANTEES AND INDEMNIFICATIONS
Under each Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum

--------------------------------------------------------------------------------
68  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
Each Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures contracts, recognition of unrealized appreciation (depreciation) for certain derivative investments, post-October losses and market discount. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

RECENT ACCOUNTING PRONOUNCEMENTS
The Funds have adopted FASB Staff Position No. 133-1 and FIN No. 45-4 (FSP FAS 133-1 and FIN 45-4), "Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45." The amendments to FSP FAS 133-1 and FIN 45-4 require enhanced disclosures about a fund's derivatives and guarantees. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments,
(b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows and (d) the current status of the payment/performance risk of the credit derivative. The amendments to FSP FAS 133-1 and

--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT  69

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

FIN 45-4 also require additional disclosures about the current status of the payment/performance risk of a guarantee. At Feb. 28, 2009, each Fund did not own nor was it a party to any credit derivative contracts within the scope of these amendments.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. As of Feb. 28, 2009, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of each Fund's average daily net assets that declines from 0.41% to 0.25% annually as each Fund's assets increase. The management fee for the six months ended Feb. 28, 2009 was 0.41% of each Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, each Fund pays Ameriprise Financial, Inc. (Ameriprise Financial), the parent company of the Investment Manager, a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines from 0.07% to 0.04% annually as each Fund's assets increase. The fee for the six months ended Feb. 28, 2009 was 0.07% of each Fund's average daily net assets.


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70  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


OTHER FEES
Other expenses are for, among other things, certain expenses of the Funds or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Funds and the Board. For the six months ended Feb. 28, 2009, other expenses paid to this company are as follows:

FUND                                                AMOUNT
----------------------------------------------------------
RiverSource California Tax-Exempt Fund               $538
RiverSource Minnesota Tax-Exempt Fund                 860
RiverSource New York Tax-Exempt Fund                  188


COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each Fund or other RiverSource funds. Each Fund's liability for these amounts is adjusted for market value changes and remains in each Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. Each Fund pays the Transfer Agent an annual account-based fee at a rate equal to $20.50 for Class A, $21.50 for Class B and $21.00 for Class C for this service.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statements of Operations.

DISTRIBUTION FEES
Each Fund has agreements with RiverSource Distributors, Inc. and RiverSource Fund Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate of up to 0.25% of each Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of each Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, up to 0.75% of the fee is reimbursed for distribution expenses.


--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT  71

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed expense") for each Fund was approximately as follows:

FUND                                          CLASS B  CLASS C
--------------------------------------------------------------
RiverSource California Tax-Exempt Fund       $ 97,000  $18,000
RiverSource Minnesota Tax-Exempt Fund         266,000   66,000
RiverSource New York Tax-Exempt Fund           65,000    6,000


These amounts are based on the most recent information available as of Jan. 31, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing the Funds' shares for the six months ended Feb. 28, 2009 are as follows:

FUND                                     CLASS A  CLASS B  CLASS C
------------------------------------------------------------------
RiverSource California Tax-Exempt Fund  $ 32,357   $4,450    $331
RiverSource Minnesota Tax-Exempt Fund    166,800    1,822     334
RiverSource New York Tax-Exempt Fund       7,766      351      75


EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended Feb. 28, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that the Funds' net expenses (excluding interest and fee expenses related to the Funds' participation in certain inverse floater programs) are as follows:

FUND                                     CLASS A  CLASS B  CLASS C
------------------------------------------------------------------
RiverSource California Tax-Exempt Fund     0.79%    1.54%    1.54%
RiverSource Minnesota Tax-Exempt Fund      0.79     1.54     1.54
RiverSource New York Tax-Exempt Fund       0.79     1.54     1.54


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

FUND                                    CLASS A  CLASS B  CLASS C
-----------------------------------------------------------------
RiverSource California Tax-Exempt Fund  $ 5,897   $  211    $107
RiverSource Minnesota Tax-Exempt Fund    18,541    1,119     598
RiverSource New York Tax-Exempt Fund      5,596      440      90




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72  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


The management fees waived/reimbursed at the Fund level were as follows:

FUND                                                CLASS C
-----------------------------------------------------------
RiverSource California Tax-Exempt Fund              $33,346
RiverSource Minnesota Tax-Exempt Fund                48,461
RiverSource New York Tax-Exempt Fund                 52,187


The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Aug. 31, 2009, unless sooner terminated at the discretion of the Board such that net expenses (excluding interest and fee expenses related to each Fund's participation in certain inverse floater programs), will not exceed 0.79% for Class A, 1.54% for Class B and 1.54% for Class C of each Fund's average daily net assets.

EARNINGS AND BANK FEE CREDITS
During the six months ended Feb. 28, 2009, the Funds' custodian and transfer agency fees were reduced as a result of earnings and bank fee credits from overnight cash balances as follows:

FUND                                                AMOUNT
----------------------------------------------------------
RiverSource California Tax-Exempt Fund              $2,507
RiverSource Minnesota Tax-Exempt Fund                3,043


3. SECURITIES TRANSACTIONS

For the six months ended Feb. 28, 2009, cost of purchases and proceeds from sales (other than short-term obligations) aggregated for each Fund are as follows:

FUND                                      PURCHASES     PROCEEDS
-----------------------------------------------------------------
RiverSource California Tax-Exempt Fund   $34,485,675  $42,319,046
RiverSource Minnesota Tax-Exempt Fund     43,522,586   41,176,543
RiverSource New York Tax-Exempt Fund       7,673,709    8,559,724


Realized gains and losses are determined on an identified cost basis.


--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT  73

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

4. SHARE TRANSACTIONS

Transactions in shares for each Fund for the periods indicated are as follows:

                                     SIX MONTHS ENDED FEB. 28, 2009
                                    ISSUED FOR
                                    REINVESTED                        NET
FUND                     SOLD     DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
---------------------------------------------------------------------------------
RiverSource California Tax-Exempt Fund
    Class A            2,600,093      524,587     (5,082,987)      (1,958,307)
    Class B               74,197       14,424       (194,121)        (105,500)
    Class C               43,383        8,573       (124,925)         (72,969)
RiverSource Minnesota Tax-Exempt Fund
    Class A            5,074,124    1,036,037     (6,240,457)        (130,296)
    Class B              139,459       44,486       (269,585)         (85,640)
    Class C              232,995       27,533       (154,212)         106,316
RiverSource New York Tax-Exempt Fund
    Class A              954,851      188,878     (1,232,777)         (89,048)
    Class B               23,620       10,983        (41,347)          (6,744)
    Class C               16,413        2,546        (10,847)           8,112
---------------------------------------------------------------------------------


                                        YEAR ENDED AUG. 31, 2008
                                    ISSUED FOR
                                    REINVESTED                        NET
FUND                     SOLD     DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
---------------------------------------------------------------------------------
RiverSource California Tax-Exempt Fund
    Class A           13,173,910    1,151,547    (11,856,270)       2,469,187
    Class B              170,107       42,038       (462,980)        (250,835)
    Class C              337,281       13,927       (147,407)         203,801
RiverSource Minnesota Tax-Exempt Fund
    Class A            9,122,186    1,854,907    (10,357,016)         620,077
    Class B              291,180      100,267     (1,480,144)      (1,088,697)
    Class C              503,745       43,204       (259,716)         287,233
RiverSource New York Tax-Exempt Fund
    Class A              851,576      390,445     (2,246,691)      (1,004,670)
    Class B               56,763       25,495       (284,042)        (201,784)
    Class C               23,555        4,894        (41,259)         (12,810)
---------------------------------------------------------------------------------


5. BANK BORROWINGS

Each Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby each Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective

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74  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT

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on Oct. 16, 2008, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between each Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Funds had no borrowings during the six months ended Feb. 28, 2009.

Under the prior credit facility which was effective until Oct. 15, 2008, each Fund had entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A., whereby each Fund was permitted to borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which was a collective agreement between each Fund and certain other RiverSource funds, severally and not jointly, permitted collective borrowings up to $500 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matured no later than 60 days after the date of borrowing. Each Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum.

6. CAPITAL LOSS CARRY-OVER AND POST-OCTOBER LOSS

For federal income tax purposes, capital loss carry-overs at Aug. 31, 2008 were as follows:

FUND                              2013       2014     2015     2016
---------------------------------------------------------------------
RiverSource California Tax-
  Exempt Fund                  $       --  $     --  $   --  $359,905
RiverSource Minnesota Tax-
  Exempt Fund                   1,199,755   913,006   3,601        --
RiverSource New York Tax-
  Exempt Fund                          --        --      --     3,668


Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise

--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT  75

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

tax distributions. As a result, each Fund is permitted to treat net capital losses realized between Nov. 1, 2007, and its fiscal year end ("post-October loss") as occurring on the first day of the following tax year. At Aug. 31, 2008, post-October losses that are treated as occurring on Sept. 1, 2008 were as follows:

FUND                                           POST-OCTOBER LOSS
----------------------------------------------------------------
RiverSource California Tax-Exempt Fund             $1,055,305
RiverSource Minnesota Tax-Exempt Fund                 649,431
RiverSource New York Tax-Exempt Fund                   99,184


It is unlikely the Board will authorize distributions of any net realized capital gains until the available capital loss carry-overs have been offset or expire.

7. RISKS RELATING TO CERTAIN INVESTMENTS

DIVERSIFICATION RISK
Each Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Each Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

GEOGRAPHIC CONCENTRATION RISK
Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, each Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. This vulnerability to factors affecting the state fund's tax-exempt investments will be significantly greater than that of a more geographically diversified fund, which may result in greater losses and volatility. The value of municipal securities owned by a Fund also may be adversely affected by future changes in federal or state income tax laws.

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed

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76  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT

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to transfer this case to the United States District Court for the District of
Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG). In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal

--------------------------------------------------------------------------------
                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT  77

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


action against Seligman and the distributor of the Seligman Funds, Seligman Advisors, Inc. (which is now known as RiverSource Fund Distributors, Inc.), relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc., Seligman Data Corp. and Brian
T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman will pay $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise

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78  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


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                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT  79

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
80  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 SEMIANNUAL REPORT

RIVERSOURCE STATE TAX-EXEMPT FUNDS
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Distributors, Inc., and
                                RiverSource Fund Distributors, Inc., Members FINRA, and
                                managed by RiverSource Investments, LLC. RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C) 2009 RiverSource Investments, LLC.                             S-6329 Z (4/09)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                         RiverSource Special Tax-Exempt Series Trust


By /s/ Patrick T. Bannigan
   ---------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date May 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ---------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date May 1, 2009


By /s/ Jeffrey P. Fox
   ---------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date May 1, 2009